        As filed with the Securities and Exchange Commission on November 6, 2003
                                        Registration Nos. 811-8437 and 333-37711



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No.                         [ ]
                                                    ---

                       Post-Effective Amendment No. 13                       [X]


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


                                Amendment No. 15


                        (Check appropriate box or boxes)

                           UNDISCOVERED MANAGERS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
               (Address of Principal Executive Offices)(Zip Code)


       Registrant's Telephone Number, including Area Code: (214) 880-8270


                                 Mark P. Hurley
                           Undiscovered Managers, LLC
                              Plaza of the Americas
                             700 North Pearl Street
                               Dallas, Texas 75201
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John M. Loder, Esq.

                                Ropes & Gray LLP

                             One International Place
                                Boston, MA 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)


[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


This post-effective amendment only relates to Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund, each a series of the Registrant. No prospectus or statement of additional information contained in the Registrant's registration statement is amended or superseded hereby to the extent that the prospectus or statement of additional information relates to any other series of the Registrant.

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS


November __, 2003


Institutional Class shares of:


         Undiscovered Managers Behavioral Growth Fund
         Undiscovered Managers Behavioral Value Fund
         Undiscovered Managers REIT Fund
                          UM Small Cap Growth Fund







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


The Funds ................................................................          2

WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund .............................          2
Undiscovered Managers Behavioral Value Fund ..............................          4
Undiscovered Managers REIT Fund ..........................................          6
UM Small Cap Growth Fund .................................................          8
The Funds' Fees and Expenses .............................................         10
Other Policies and Additional Disclosure on Risks ........................         12
The Funds' Management ....................................................         14

Your Investment ..........................................................         16

OPENING AND MAINTAINING YOUR UNDISCOVERED MANAGERS ACCOUNT

Institutional Class Shares ...............................................         16
How Shares are Priced ....................................................         16
Buying Shares ............................................................         16
General Shareholder Services .............................................         17
Selling Shares ..........................................................          18
Dividends, Distributions and Taxes ......................................          19

Additional Information ..................................................          20

Financial Highlights ....................................................          21

Where to get More Information about the Funds ...........................  Back Cover

                                    The Funds


Undiscovered Managers Funds has five investment portfolios. This Prospectus offers Institutional Class shares of four of the investment portfolios - Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund (each a "Fund," and collectively, the "Funds").



UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
(THE "BEHAVIORAL GROWTH FUND")

Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Behavioral Growth Fund for the 1998, 1999, 2000, 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00, 12/31/01 and 12/31/02*


[BAR CHART]


          1998       1999        2000         2001         2002
RETURN   33.20%     65.67%     (26.77)%     (22.40)%     (17.45)%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2003 was 45.31%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 35.99% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (29.38)% for the quarter ended September 30, 2001.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/02)



                                                                                    Since Commencement of Investment
                                                         One Year     Five Year     Operations of the Fund (12/31/97)
                                                         --------     ---------     ---------------------------------
Return Before Taxes                                      (17.45)%       0.69%                      1.27%
Return After Taxes on Distributions(1)                   (17.45)%       0.47%                      1.04%
Return After Taxes on Distributions                      (10.72)%       0.65%                      1.12%
      and Sale of Fund Shares(1)
----------------------------------------------------     --------     ---------     ---------------------------------
Russell 2500 Growth Index(2)                             (29.09)%      (3.19)%                    (2.96)%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
(THE "BEHAVIORAL VALUE FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Behavioral Value Fund for the 1999, 2000, 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00, 12/31/01 and 12/31/02*


[BAR CHART]


            1999       2000       2001       2002
RETURN     33.11%     11.75%     12.87%     (16.07)%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2003 was 37.01%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 32.11% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (23.49)% for the quarter ended September 30, 2002.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/02)



                                                                    Since Commencement of Investment
                                                       One Year     Operations of the Fund (12/28/98)
                                                       --------     ---------------------------------
Return Before Taxes                                    (16.07)%                    10.35%
Return After Taxes on Distributions(1)                 (17.34)%                     9.40%
Return After Taxes on Distributions                     (8.66)%                     8.27%
     and Sale of Fund Shares(1)
----------------------------------------------------   --------     ---------------------------------
Russell 2000 Value Index(2)                            (11.42)%                     6.02%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS REIT FUND
(THE "REIT FUND")

Investment Objective

High total investment return through a combination of capital appreciation and current income

Principal Investment Strategies

The REIT Fund seeks to achieve its objective by investing substantially all of its assets, and in any event under normal circumstances at least 80% of its net assets (plus the amount of any borrowings for investment purposes), in equity securities of real estate investment trusts ("REITs"), including REITs with relatively small market capitalization. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy. The Fund may invest in both equity REITs and mortgage REITs. Equity REITs take ownership interests in real estate. Mortgage REITs invest in mortgages (loans secured by interests in real estate).

In selecting investments for the REIT Fund, the Fund's sub-adviser, Bay Isle Financial LLC ("Bay Isle"), seeks to identify REITs that have good management, strong balance sheets, above average growth in "funds from operations" and that trade at a discount to their assets' underlying value. "Funds from operations" generally means a REIT's net income (excluding gains (or losses) from debt restructuring and sales of property) plus depreciation of real property. The Fund is "non-diversified."

Principal Risks

Investing in the REIT Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities,

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or properties and less liquidity than larger companies),

o The risks of being non-diversified (greater susceptibility to risks associated with particular issuers than a diversified fund since a non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund) and

o The risks associated with investment in a portfolio consisting primarily of REITs. The prices of equity REITs are affected by changes in the value of the underlying property owned by the REITs. The prices of mortgage REITs are affected by the quality of any credit they extend, the credit worthiness of the mortgages they hold, as well as by the value of the property that secures the mortgages. A REIT must distribute 90% of its taxable income to qualify for beneficial federal tax treatment. If a REIT is unable to qualify, then it would be taxed as a corporation and distributions to shareholders would be reduced. Although the Fund does not invest directly in real estate, an investment in the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the REIT Fund for the 1998, 1999, 2000, 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Morgan Stanley REIT Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/98, 12/31/99, 12/31/00, 12/31/01 and 12/31/02*


[BAR CHART]


             1998      1999       2000      2001       2002
RETURN     (9.76)%    (0.39)%    31.54%    10.03%     4.50%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2003 was 23.90%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 12.25% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (7.53)% for the quarter ended September 30, 2002.



Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/02)



                                                                                    Since Commencement of Investment
                                                         One Year     Five Year      Operations of the Fund (1/1/98)
                                                         --------     ---------     ---------------------------------
Return Before Taxes                                        4.50%        6.34%                    6.34%
Return After Taxes on Distributions(1)                     2.81%        4.87%                    4.87%
Return After Taxes on Distributions                        3.01%        4.38%                    4.38%
  and Sale of Fund Shares(1)
----------------------------------------------------     --------     ---------     ---------------------------------
Morgan Stanley REIT Index(2)                               3.64%        3.30%                    3.30%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Morgan Stanley REIT Index is a market capitalization weighted total return index of 114 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM SMALL CAP GROWTH FUND
(THE "SMALL CAP GROWTH FUND")

Investment Objective

Long-term capital appreciation

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.

Principal Risks

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Institutional Class shares of the Small Cap Growth Fund for the 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class Shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/01 and 12/31/02*


[BAR CHART]


           2001       2002
RETURN     4.74%     (38.62)%



* The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2003 was 49.18%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 41.28% for the quarter ended December 31, 2001, and the lowest quarterly return of the Fund's Institutional Class shares was (34.51)% for the quarter ended September 30, 2001.


Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/02)



                                                                     Since Commencement of Investment
                                                        One Year      Operations of the Fund (10/02/00)
                                                        --------     ---------------------------------
Return Before Taxes                                     (38.62)%                 (27.04)%
Return After Taxes on Distributions(1)                  (38.62)%                 (27.08)%
Return After Taxes on Distributions                     (23.71)%                 (20.70)%
     and Sale of Fund Shares(1)
----------------------------------------------------    --------     ---------------------------------
Russell 2000 Growth Index(2)                             (30.26)%                (26.13)%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUNDS' FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Funds.


                                                                 Behavioral       Behavioral
                                                                 Growth Fund      Value Fund
                                                                -------------   -------------

                                                                Institutional   Institutional
                                                                   Class            Class
                                                                -------------   -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    none            none
Maximum Deferred Sales Charge (Load)                                none            none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends         none            none
Redemption Fees (1)                                                 none            none
Exchange Fees                                                       none            none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                     0.95%           1.05%
Distribution (12b-1) Fees                                           none            none
Other Expenses                                                      0.52%           0.70%
Total Annual Fund Operating Expenses                                1.47%           1.75%
Fee Reduction and/or Expense Reimbursement (2)                     (0.17)%         (0.35)%
Net Expenses (2)                                                    1.30%           1.40%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                   Behavioral Growth Fund     Behavioral Value Fund
                   ----------------------     ---------------------
One Year                  $  132                      $  143
Three Years               $  448                      $  517
Five Years                $  787                      $  916
Ten Years                 $1,743                      $2,033


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.


(2) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2004, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes, and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

                                                                    REIT          Small Cap
                                                                    Fund         Growth Fund
                                                                -------------   -------------

                                                                Institutional   Institutional
                                                                    Class            Class
                                                                -------------   -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                    none             none
Maximum Deferred Sales Charge (Load)                                none             none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends         none             none
Redemption Fees(1)                                                  none             none
Exchange Fees                                                       none             none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                     1.05%            0.95%
Distribution (12b-1) Fees                                           none             none
Other Expenses                                                      0.43%            0.49%
Total Annual Fund Operating Expenses                                1.48%            1.44%
Fee Reduction and/or Expense Reimbursement(3)                      (0.08)%          (0.24)%
Net Expenses(3)                                                     1.40%            1.20%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                     REIT Fund Small    Cap Growth Fund
                     ---------------    ---------------
One Year                 $  143             $  122
Three Years              $  460             $  432
Five Years               $  800             $  764
Ten Years                $1,762             $1,704



(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.






(2) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2004, to reduce its fees and/or pay the expenses of the Funds' Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above for the REIT Fund and the Small Cap Growth Fund, in each case subject to later reimbursement by the relevant Fund in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

Other Policies and Additional Disclosure on Risks

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

No Fund is a complete investment program, and all the Funds have specialized investment objectives. The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES


All of the Funds may invest in companies with relatively small market capitalization, and the the Small Cap Growth Fund will invest primarily in such companies.


Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.

The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

REAL ESTATE INVESTMENT TRUSTS

The REIT Fund will invest primarily in shares of REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the "Code"), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentrating its investments in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could fail to qualify for tax-free pass-through of income under the Code. Such a failure would result in the federal income taxation on a disqualified REIT's distributed income at the REIT level. There is also the risk that borrowers under mortgages held by a REIT or lessees of property that a REIT owns may be unable to meet their obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which the Fund may invest may have their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in these sectors.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER

The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Suite 1625, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers has ultimate responsibility to oversee the sub-advisers, and it monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, Undiscovered Managers has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.


Each Fund paid to Undiscovered Managers for services rendered during such Fund's fiscal year ended August 31, 2003, a management fee at the following annual percentage rates of such Fund's average daily net assets, subject to the fee deferral arrangements described below:



                        FUND                     FEE RATE
                        ----                     --------
                Behavioral Growth Fund             0.95%
                Behavioral Value Fund              1.05%
                REIT Fund                          1.05%
                Small Cap Growth Fund              0.95%





SUB-ADVISERS AND PORTFOLIO MANAGERS

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND and the BEHAVIORAL VALUE FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.


Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller and Brendan S. MacMillan have day-to-day responsibility for managing the Behavioral Value Fund. Mr. Fuller founded Fuller & Thaler and has served as its President and Chief Investment Officer since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. MacMillan joined Fuller & Thaler in April, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.









BAY ISLE is the sub-adviser to the REIT FUND. As sub-adviser, Bay Isle provides day-to-day management of the Fund's portfolio. Bay Isle, located at 475 14th Street, Suite 550, Oakland, CA 94612, is the successor firm to Bay Isle Financial Corporation, an investment advisory firm founded in 1986. Bay Isle serves as an investment adviser to pension and profit sharing plans, trusts, charitable organizations, and other institutional and private investors. William
F. K. Schaff, CFA and James Murray, CFA have day-to-day responsibility for managing the REIT Fund's portfolio. Mr. Schaff serves as Portfolio Manager, President and Chief Investment Officer of Bay Isle and has been with Bay Isle since 1986. Mr. Murray serves as Senior REIT Analyst and has been with Bay Isle since 1999 and was the company's lead REIT Trader prior to becoming an Analyst. Prior to joining Bay Isle, Mr. Murray was a Supervisor in the Dividend Department of Charles Schwab from July 1995 to March of 1999.





MAZAMA is the sub-adviser to the SMALL CAP GROWTH FUND. As sub-adviser, Mazama provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1500, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993.

Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.


Ronald A. Sauer and Stephen C. Brink, CFA, have day-to-day responsibility for managing the portfolio of the Small Cap Growth Fund. Helen M. Degener contributes ongoing strategic advice with respect to the portfolio. Mr. Sauer is a founder and the President and Senior Portfolio Manager at Mazama, and has over 23 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Brink is a Senior Vice President and the Director of Research at Mazama, and has over 26 years of investment experience. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is the Strategic Advisor at Mazama and has over 33 years of investment experience. Prior to joining Mazama in 1999, she was a Senior Vice President and portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.



Undiscovered Managers paid to the relevant sub-adviser for each Fund for services rendered during such Fund's fiscal year ended August 31, 2003, a sub-advisory fee at the following annual percentage rates of such Fund's average daily net assets:



                  FUND              SUB-ADVISER         FEE RATE
                  ----              -----------         --------
         Behavioral Growth Fund     Fuller & Thaler       0.60%
         Behavioral Value Fund      Fuller & Thaler       0.70%
         REIT Fund                  Bay Isle              0.70%
         Small Cap Growth Fund      Mazama                0.60%





FUND EXPENSES


Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Institutional Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.20% for the Small Cap Growth Fund; 1.30% for the Behavioral Growth Fund; and 1.40% for the Behavioral Value Fund and the REIT Fund. These agreements have terms running through December 31, 2004, and are renewable from year to year thereafter.


OTHER ARRANGEMENTS

Undiscovered Managers Funds has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or of any other investment portfolio of Undiscovered Managers Funds without obtaining shareholder approval. The exemptive request also seeks to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

Your Investment

INSTITUTIONAL CLASS SHARES

The Funds' Institutional Class shares are offered without a front-end or contingent deferred sales charge and are not subject to any 12b-1 fees. Certain of the Funds also offer Investor Class shares. For a description of such shares, see ADDITIONAL INFORMATION below.

HOW SHARES ARE PRICED

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay (the "offering price") to buy Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Institutional Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.


The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value.


BUYING SHARES

An investor may make an initial purchase of Institutional Class shares of any Fund by submitting a completed application form and payment to:

     Undiscovered Managers Funds
     4400 Computer Drive
     P.O. Box 5181
     Westborough, MA 01581-5181

The minimum initial investment in any Fund is $10,000 in that Fund. The minimum investment may be waived by Undiscovered Managers in its sole discretion. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Subsequent investments must be at least $1,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

     Boston Safe Deposit & Trust Company
     ABA #011001234
     Account #145483
     FBO: Shareholder Name and Account Number
     FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason that the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Institutional Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

GENERAL SHAREHOLDER SERVICES

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A medallion signature guarantee may be required to establish these privileges after an account is opened.

FREE EXCHANGE PRIVILEGE


You may exchange Institutional Class shares of any Fund for Institutional Class shares of any other Fund or any other investment portfolio of Undiscovered Managers Funds. You may not exchange Institutional Class shares for Investor Class shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund or other investment portfolio of Undiscovered Managers Funds will generally be treated as a sale of the exchanged shares for federal income tax purposes and any gain realized by a shareholder upon an exchange may be subject to federal income tax. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. See the SAI for a discussion of the tax considerations relating to the sale or exchange of shares.

RETIREMENT PLANS

The Funds' Institutional Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN

If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

AUTOMATIC INVESTMENT PLAN

Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

SELLING SHARES

You can redeem shares of any Fund by sending a written request to:

         PFPC Inc.
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181
         Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling PFPC Inc., the Funds' transfer agent, at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(s) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Before submitting the redemption request, you should verify with the guarantor institution that it is a medallion guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a medallion signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, PFPC Inc. will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide PFPC Inc. with your account registration and address as it appears on the records of Undiscovered Managers Funds. PFPC Inc. will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, PFPC Inc., the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult PFPC Inc. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Board of Trustees of Undiscovered Managers Funds from time to time (currently $10,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES


The Funds (except the REIT Fund) declare and pay their net investment income to shareholders as dividends annually. The REIT Fund declares and pays its net investment income to shareholders as dividends quarterly. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any net capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Board of Trustees of Undiscovered Managers Funds. The Board of Trustees may change the frequency with which the Funds declare or pay dividends.


Dividends and net capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless a shareholder has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.


For federal income tax purposes, income dividends are taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level. Taxes on distributions of net capital gains are determined by how long a Fund owned the portfolio securities that generated the gains, rather than by how long a shareholder has owned his/her shares. Distributions of net gains realized from the sale or exchange of portfolio securities that a Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions of net gains from portfolio securities that a Fund owned for more than one year will be taxable to shareholders as capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15%--for taxable years beginning on or before December 31, 2008. Dividends and distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Dividends and distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.


Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement). However, any distributions received by a Fund from REITs will not qualify for the dividends-received deduction. A Fund's investment in REIT securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investment in REIT securities also may result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Funds' transfer agent will send each shareholder and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the shareholder during the preceding year.




Any gain resulting from the redemption, sale or exchange of shares of a Fund will generally be subject to tax.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.


ADDITIONAL INFORMATION


Certain of the Funds also offer Investor Class shares. Investor Class shares are offered in a separate prospectus. Investor Class shares are identical to Institutional Class shares, except that Investor Class shares bear certain 12b-1 fees and have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than such Fund's Investor Class shares. Neither class of shares of any Fund has conversion rights into or may be exchanged for the other class of shares of such Fund or of any other Fund or investment portfolio of Undiscovered Managers Funds.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of each Fund's Institutional Class shares since the commencement of the Funds' investment operations. Certain information reflects financial results for a single Institutional Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Institutional Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 17, 2003, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' 2003 Annual Report to Shareholders, which is available upon request.



                                                                                      Behavioral
                                                                                     Growth Fund (a)
                                                       ---------------------------------------------------------------------------
                                                                                      Institutional
                                                                                          Class
                                                       ---------------------------------------------------------------------------
                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                        August 31,      August 31,      August 31,      August 31,      August 31,
                                                           2003            2002            2001            2000           1999
                                                       -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF YEAR                           12.21     $     14.47     $     30.40     $     21.38     $     11.86
                                                       -----------     -----------     -----------     -----------     -----------
Income from Investment Operations:
   Net investment loss                                       (0.14)          (0.16)          (0.22)          (0.28)          (0.13)
   Net realized and unrealized gain (loss)
   on investments                                             6.48           (2.10)         (14.57)           9.30            9.65
                                                       -----------     -----------     -----------     -----------     -----------
   Total Income (Loss) from Investment Operations             6.34           (2.26)         (14.79)           9.02            9.52
                                                       -----------     -----------     -----------     -----------     -----------
Less Distributions:
   Distributions from realized gains                          0.00            0.00           (1.14)           0.00            0.00
                                                       -----------     -----------     -----------     -----------     -----------

Net increase (decrease) in net asset value                    6.34           (2.26)         (15.93)           9.02            9.52
                                                       -----------     -----------     -----------     -----------     -----------

NET ASSET VALUE, END OF YEAR                                 18.55     $     12.21     $     14.47     $     30.40     $     21.38
                                                       ===========     ===========     ===========     ===========     ===========
TOTAL RETURN                                                 51.93%         (15.62)%        (49.63)%         42.19%          80.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                    $   104,018     $    64,968     $   106,195     $   263,268     $    94,075
Ratios to average net assets (+):
   Net investment loss including
   reimbursement                                             (0.97)%         (1.16)%         (1.16)%         (0.97)%         (0.72)%
   Operating expenses including                               1.30%           1.30%           1.30%           1.30%           1.30%
   reimbursement
Portfolio turnover rate                                        129%             94%             97%             90%             72%

+ The operating expenses may reflect a reduction of the advisory fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Net investment loss                                          (1.14)%         (1.35)%         (1.29)%         (1.11)%         (1.26)%
Operating expenses                                            1.47%           1.49%           1.43%           1.44%           1.84%


---------


(a) On March 15, 2001, the Fund ceased offering C Class shares and all remaining C Class shares were redeemed.


Per share data is calculated based upon the average shares outstanding during the period.

                                                                                Behavioral
                                                                                 Value Fund
                                                   -------------------------------------------------------------------------
                                                                               Institutional
                                                                                  Class (1)
                                                   -------------------------------------------------------------------------
                                                    Year ended     Year ended     Year ended     Year ended     Period ended
                                                    August 31,     August 31,     August 31,     August 31,      August 31,
                                                       2003          2002            2001           2000            1999
                                                   -----------    -----------    -----------    -----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    17.42     $    21.06     $    19.68     $    15.11      $    12.50
                                                   ----------     ----------     ----------     ----------      ----------
Income from Investment Operations:
   Net investment loss                                  (0.12)         (0.17)         (0.13)         (0.06)          (0.03)
   Net realized and unrealized gain
   (loss) on investments                                 6.84          (3.20)          1.51           5.33            2.64
                                                   ----------     ----------     ----------     ----------      ----------
   Total Income (Loss) from Investment Operations        6.72          (3.37)          1.38           5.27            2.61
                                                   ----------     ----------     ----------     ----------      ----------
Less Distributions:
   Dividends from net investment income                  0.00           0.00           0.00          (0.06)           0.00
   Distributions from realized gains                    (1.34)         (0.27)         (0.00)(A)      (0.64)           0.00
                                                   ----------     ----------     ----------     ----------      ----------
   Total Distributions                                  (1.34)         (0.27)         (0.00)         (0.70)           0.00

Net increase (decrease) in net asset value               5.38          (3.64)          1.38           4.57            2.61
                                                   ----------     ----------     ----------     ----------      ----------

NET ASSET VALUE, END OF PERIOD                     $    22.80     $    17.42     $    21.06     $    19.68      $    15.11
                                                   ==========     ==========     ==========     ==========      ==========
TOTAL RETURN**                                          41.56%        (16.16)%         7.03%         35.99%          20.88%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                    40,567     $   28,045     $   34,828     $   21,015      $    3,651
Ratios to average net assets (+):
   Net investment loss including
   reimbursement                                        (0.65)%        (0.84%)        (0.66)%        (0.35)%         (0.35)%*
   Operating expenses including                          1.40%          1.40%          1.40%          1.40%           1.40%*
   reimbursement
Portfolio turnover rate**                                  84%            59%            36%            54%             58%

+ The operating expenses may reflect a reduction
  of the advisory fee, an allocation of expenses
  to the Investment Adviser, or both. Had such
  actions not been taken, the ratios would have
  been as follows:
Net investment loss                                     (1.00)%        (1.09)%        (0.95)%          (1.26)%       (6.84)%*
Operating expenses                                       1.75%          1.65%          1.69%            2.31%         7.89%*

---------

*    Annualized

**   For periods less than one year, percentages are not annualized.


(1) The Behavioral Value Fund commenced investment operations on December 28, 1998.


(A)  Represents less than $0.005 per share.

Per share data is calculated based upon the average shares outstanding during the period.

                                                                                        REIT
                                                                                    Fund (a, b)
                                                    ----------------------------------------------------------------------------
                                                                                   Institutional
                                                                                        Class
                                                    ----------------------------------------------------------------------------
                                                     Year ended     Year ended      Year ended      Year ended      Year ended
                                                     August 31,     August 31,      August 31,      August 31,      August 31,
                                                        2003            2002            2001             2000           1999
                                                    -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                $     15.33     $     14.50     $     12.47     $     11.19     $     10.64
                                                    -----------     -----------     -----------     -----------     -----------
Income from Investment Operations:
   Net investment income (loss)                            0.49            0.50            0.52            0.51            0.53
   Net realized and unrealized gain (loss)
   on investments                                          1.65            0.80            1.91            1.26            0.30
                                                    -----------     -----------     -----------     -----------     -----------
   Total Income (Loss) from Investment Operations          2.14            1.30            2.43            1.77            0.83
                                                    -----------     -----------     -----------     -----------     -----------
Less Distributions:
   Dividends from net investment income                   (0.79)          (0.41)          (0.40)          (0.49)          (0.28)
   Distributions from realized gains                      (0.22)          (0.06)           0.00            0.00            0.00
   Return of Capital                                      (0.02)             --              --              --              --
                                                    -----------     -----------     -----------     -----------     -----------
   Total Distributions                                    (1.03)          (0.47)          (0.40)          (0.49)          (0.28)
                                                    -----------     -----------     -----------     -----------     -----------

Net increase (decrease) in net asset value                 1.11            0.83            2.03            1.28            0.55
                                                    -----------     -----------     -----------     -----------     -----------

NET ASSET VALUE, END OF PERIOD                      $     16.44     $     15.33     $     14.50     $     12.47     $     11.19
                                                    ===========     ===========     ===========     ===========     ===========
TOTAL RETURN                                              15.14%           9.27%          19.83%          17.18%           7.84%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                 $   171,536     $   128,456     $    79,460     $    44,558     $    22,355
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                           3.27%           3.40%           3.90%           4.51%           4.86%
   Operating expenses including                            1.40%           1.40%           1.40%           1.40%           1.40%
   reimbursement
Portfolio turnover rate                                      36%             33%             29%             64%             67%
+ The operating expenses may reflect a reduction
  of the advisory fee, an allocation of expenses
  to the Investment Adviser, or both
Had such actions not been taken, the ratios would
have been as follows:
Net investment income (loss)                               3.19%           3.30%           3.67%           4.01%           4.28%
Operating expenses                                         1.48%           1.50%           1.63%           1.90%           1.98%

---------


(a) On March 15, 2001, the Fund ceased offering C Class shares and all remaining C Class shares were redeemed.



(b) On September 21, 2001, the Fund ceased offering Investor Class shares and all remaining Investor Class shares were redeemed.


Per share data is calculated based upon the average shares outstanding during the period.

                                                                             Small Cap
                                                                            Growth Fund
                                                      -------------------------------------------------------
                                                                      Institutional Class (1)
                                                      -------------------------------------------------------
                                                        Year ended          Year ended          Period ended
                                                      August 31, 2003     August 31, 2002     August 31, 2001
                                                      ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                         6.05         $      8.61         $     12.50
                                                      -----------         -----------         -----------
Income from Investment Operations:
   Net investment income (loss)                             (0.07)              (0.09)              (0.08)
   Net realized and unrealized gain (loss)
   on investments                                            3.39               (2.44)              (3.81)
                                                      -----------         -----------         -----------
   Total Income (Loss) from Investment Operations            3.32               (2.53)              (3.89)
                                                      -----------         -----------         -----------
Less Distributions:
   Dividends from net investment income                      0.00                0.00                0.00
   Distributions from capital gains                          0.00               (0.03)               0.00
                                                      -----------         -----------         -----------
   Total Distributions                                       0.00               (0.03)               0.00
                                                      -----------         -----------         -----------

Net increase (decrease) in net asset value                   3.32               (2.56)              (3.89)
                                                      -----------         -----------         -----------

NET ASSET VALUE, END OF PERIOD                        $      9.37         $      6.05         $      8.61
                                                      ===========         ===========         ===========
TOTAL RETURN**                                              54.88%             (29.50)%            (31.12)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (in 000s)                   $   122,535         $    40,418         $    40,391
Ratios to average net assets (+):
   Net investment income (loss) including
   reimbursement                                            (1.08)%             (1.14)%             (0.88)%*
   Operating expenses including reimbursement                1.20%               1.20%               1.20%*
Portfolio turnover rate**                                      79%                133%                127%
+ The operating expenses may reflect a reduction of
the advisory fee, an allocation of expenses to the
Investment Adviser, or both. Had such actions not
been taken, the ratios would have been as follows:
Net investment income (loss)                                (1.32)%             (1.48)%             (1.51)%*
Operating expenses                                           1.44%               1.54%               1.83%*


-----------
*    Annualized

**   For periods less than one year, percentages are not annualized.

(1) The Fund's Institutional Class commenced investment operations on October 2, 2000.

Per share data is calculated based upon the average shares outstanding during the period.

                  Where to Get More Information About the Funds

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more information about the Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Funds' investments is available in Undiscovered Managers Funds' annual and semi-annual reports to shareholders. In Undiscovered Managers Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditors' report and financial statements included in Undiscovered Managers Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and Undiscovered Managers Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, Undiscovered Managers Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds, you may call toll free 1-888-242-3514 or write to:

        Undiscovered Managers Funds
        Plaza of the Americas
        700 North Pearl Street, Suite 1625
        Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds on our Internet site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.


                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

[LOGO] undiscovered managers (TM)

UNDISCOVERED MANAGERS FUNDS

PROSPECTUS


November __, 2003


Investor Class shares of:


         Undiscovered Managers Behavioral Growth Fund
         Undiscovered Managers Behavioral Value Fund
         UM Small Cap Growth Fund






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


The Funds ........................................................            2

WHAT YOU SHOULD KNOW ABOUT EACH FUND'S INVESTMENT
STRATEGIES, RISKS, PERFORMANCE, EXPENSES AND MANAGEMENT

Undiscovered Managers Behavioral Growth Fund .....................            2
Undiscovered Managers Behavioral Value Fund ......................            4
UM Small Cap Growth Fund .........................................            6
The Funds' Fees and Expenses .....................................            8
Other Policies and Additional Disclosure on Risks ................            9
The Funds' Management ............................................           10

Your Investment ..................................................           12

OPENING AND MAINTAINING YOUR UNDISCOVERED
MANAGERS ACCOUNT

Investor Class Shares ............................................           12
How Shares are Priced ............................................           12
Buying Shares ....................................................           12
General Shareholder Services .....................................           13
Selling Shares ...................................................           14

Dividends, Distributions and Taxes ...............................           15

Rule 12b-1 Fees ..................................................           16

Additional Information ...........................................           16

Financial Highlights .............................................           17

Where to get More Information about the Funds.....................   Back Cover

The Funds


Undiscovered Managers Funds has five investment portfolios. Three of the portfolios (each a "Fund," and collectively, the "Funds") offer Investor Class shares. Such Investor Class shares are offered through this Prospectus.


UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
(the "Behavioral Growth Fund")

Investment Objective

Growth of capital

Principal Investment Strategies

The Behavioral Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler"), believes have growth characteristics.

In selecting stocks for the Behavioral Growth Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to underreact to new, positive information concerning a company. Fuller & Thaler analyzes companies that have recently announced higher than expected earnings, and seeks to determine whether the market value of a company's stock fully reflects Fuller & Thaler's expectations as to the company's future earnings and growth prospects.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


The bar chart below shows the annual total returns of the Investor Class shares of the Behavioral Growth Fund for the 1999, 2000, 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Investor Class shares to the returns of the Russell 2500 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Class shares from year to year and by showing how the average annual returns of the Fund's Investor Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Investor
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00, 12/31/01 and 12/31/02 *


[BAR CHART]


            1999        2000         2001          2002
RETURN     65.13%     (27.05)%     (22.69)%     (17.53)%



* The unannualized total return of the Fund's Investor Class shares for the first three quarters of 2003 was 44.93%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Investor Class shares was 35.91% for the quarter ended December 31, 1999, and the lowest quarterly return of the Fund's Investor Class shares was (29.44)% for the quarter ended September 30, 2001.

Average Annual Total Returns of the Fund's
Investor Class Shares (for periods ended 12/31/02)


                                                                          Since Commencement of Investment
                                                                       Operations of the Investor Class Shares
                                                          One Year              of the Fund (7/31/98)
                                                          --------     ---------------------------------------
Return Before Taxes                                       (17.53)%                     (2.55)%
Return After Taxes on Distributions(1)                    (17.53)%                     (2.80)%
Return After Taxes on Distributions                       (10.76)%                     (1.92)%
     and Sale of Fund Shares(1)
----------------------------------------------------     ---------     ---------------------------------------
Russell 2500 Growth Index(2)                             (29. 09)%                     (3.62)%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2500 Growth Index consists of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
(THE "BEHAVIORAL VALUE FUND")

Investment Objective

Capital appreciation

Principal Investment Strategies

The Behavioral Value Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies that the Fund's sub-adviser, Fuller & Thaler, believes have value characteristics.

In selecting stocks for the Behavioral Value Fund, Fuller & Thaler applies principles based on behavioral studies. Fuller & Thaler believes that behavioral biases on the part of investors may cause the market to overreact to old, negative information and underreact to new, positive information concerning a company. In an effort to take advantage of such behavioral biases, Fuller & Thaler begins by looking at companies that have price-to-earnings ratios below the median in their industry group or decreasing stock values on an absolute basis. Within such universes of stocks, Fuller & Thaler selects investments for the Fund based on such factors as recent under-performance of the company's stock relative to the market, significant share purchases by company insiders or stock repurchase activity by the company.

Under normal market conditions, the Fund will invest substantially all of its assets in common stocks.

Principal Risks

Investing in the Behavioral Value Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


Since the Behavioral Value Fund had not commenced offering Investor Class shares as of December 31, 2002, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total returns of the Fund's Institutional Class shares for the 1999, 2000, 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Value Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/99, 12/31/00, 12/31/01 and 12/31/02 (1)(2)


[BAR CHART]


            1999       2000       2001        2002
RETURN     33.11%     11.75%     12.87%     (16.07)%


(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the total returns of the Fund's Institutional Class shares are shown because the Fund's Institutional Class shares and Investor Class shares represent interests in the same portfolio of securities. The annual returns of the two classes differ only to the extent that Investor Class shares are subject to higher expenses than Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.


(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2003 was 37.01%.



During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 32.11% for the quarter ended June 30, 1999, and the lowest quarterly return of the Fund's Institutional Class shares was (23.49)% for the quarter ended September 30, 2002.




Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/02)



                                                                        Since Commencement of Investment
                                                          One Year     Operations of the Fund (12/28/98)
                                                          --------     ---------------------------------
Return Before Taxes                                       (16.07)%                   10.35%
Return After Taxes on Distributions(1)                    (17.34)%                    9.40%
Return After Taxes on Distributions                        (8.66)%                    8.27%
     and Sale of Fund Shares(1)
----------------------------------------------------      --------     ---------------------------------
Russell 2000 Value Index(2)                               (11.42)%                    6.02%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) The Russell 2000 Value Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with lower price-to-book ratios and lower forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

UM SMALL CAP GROWTH FUND
(THE "SMALL CAP GROWTH FUND")

Investment Objective

Long-term capital appreciation

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with market capitalizations of $2.5 billion or less that the Fund's sub-adviser, Mazama Capital Management, Inc. ("Mazama"), believes possess superior growth characteristics. Mazama utilizes a proprietary Price Performance Model to assist it in identifying growth companies it believes are undervalued relative to their management quality and earnings potential.

Under normal circumstances, the Small Cap Growth Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of companies with total market capitalizations of $2.5 billion or less at the time of purchase. The Fund will provide shareholders with notice at least 60 days in advance of any change to such policy.

Principal Risks

Investing in the Small Cap Growth Fund involves risks. The Fund may not perform as well as other investments, and as with all mutual funds, there is the risk that you could lose money on your investment in the Fund. Factors that could harm the investment performance of the Fund include:

o        A general decline in the U.S. stock markets,

o        Poor performance of individual stocks held by the Fund,

o        Potentially rapid price changes (volatility) of equity securities and

o The risks associated with investment in small capitalization companies (such as more abrupt price movements, greater dependence on individual personnel or products, limited markets and less liquidity than larger, more established companies).

Fund Performance


Since the Small Cap Growth Fund had not commenced offering Investor Class shares as of December 31, 2002, this Prospectus shows performance information of the Fund's Institutional Class shares. The bar chart below shows the annual total returns of the Fund's Institutional Class shares for the 2001 and 2002 calendar years. The table following the bar chart compares the average annual total returns of the Fund's Institutional Class shares to the returns of the Russell 2000 Growth Index. This performance information gives some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Class shares from year to year and by showing how the average annual returns of the Fund's Institutional Class Shares compare with those of a broad measure of market performance. How the Fund has performed in the past, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.



Annual Total Returns of the Fund's Institutional
Class Shares for the Calendar Years Ended 12/31/01 and 12/31/02(1) (2)


[BAR CHART]


           2001       2002
RETURN     4.74%     (38.62)%


(1) Although the Institutional Class shares of the Fund are not offered in this Prospectus, the total returns of the Fund's Institutional Class shares are shown because the Fund's Institutional Class shares and Investor Class shares represent interests in the same portfolio of securities. The annual returns of the two classes differ only to the extent that Investor Class shares are subject to higher expenses than Institutional Class shares. If the higher expenses were reflected, returns would be less than those shown.


(2) The unannualized total return of the Fund's Institutional Class shares for the first three quarters of 2003 was 49.18%.


During the period shown in the bar chart above, the highest quarterly return of the Fund's Institutional Class shares was 41.28% for the quarter ended December 31, 2001, and the lowest quarterly return of the Fund's Institutional Class shares was (34.51)% for the quarter ended September 30, 2001.


Average Annual Total Returns of the Fund's
Institutional Class Shares (for periods ended 12/31/02)



                                                                       Since Commencement of Investment
                                                         One Year     Operations of the Fund (10/02/00)
                                                         --------     ---------------------------------
Return Before Taxes                                      (38.62)%                   (27.04)%
Return After Taxes on Distributions(1)                   (38.62)%                   (27.08)%
Return After Taxes on Distributions                      (23.71)%                   (20.70)%
     and Sale of Fund Shares(1)
----------------------------------------------------     --------     ----------------------------------
Russell 2000 Growth Index(2)                             (30.26)%                   (26.13)%
(Reflects no deductions for fees, expenses or taxes)


(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


(2) The Russell 2000 Growth Index consists of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization, with higher price-to-book ratios and higher forecasted growth rates. An index is a list of stocks. It is not a managed investment portfolio like the Fund. The returns of an index are calculated without taking into account brokerage costs and the other expenses associated with mutual funds and other managed investment portfolios.

THE FUNDS' FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds.


                                                                          Behavioral      Behavioral       Small Cap
                                                                         Growth Fund      Value Fund       Growth Fund
                                                                         -----------      ----------       -----------

                                                                           Investor        Investor          Investor
                                                                            Class           Class             Class
                                                                         -----------      ----------       -----------
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                             none             none              none
Maximum Deferred Sales Charge (Load)                                         none             none              none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                  none             none              none
Redemption Fees (1)                                                          none             none              none
Exchange Fees                                                                none             none              none

ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
Management Fees                                                              0.95%           1.05%             0.95%
Distribution and/or Service (12b-1) Fees (2)                                 0.35%           0.35%             0.35%
Other Expenses                                                               0.52%           0.70%             0.49%
Total Annual Fund Operating Expenses                                         1.82%           2.10%             1.79%
Fee Reduction and/or Expense Reimbursement (3)                              (0.17)%         (0.35)%           (0.24)%
Net Expenses (3)                                                             1.65%           1.75%             1.55%


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

This Example assumes that (i) you invest $10,000 in each Fund for the time periods indicated, (ii) your investment has a 5% return each year, (iii) you redeem all of your shares at the end of those periods and (iv) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                Behavioral Growth Fund     Behavioral Value Fund     Small Cap Growth Fund
                ----------------------     ---------------------     ---------------------
One Year               $  168                     $  178                     $  158
Three Years            $  556                     $  624                     $  540
Five Years             $  969                     $1,097                     $  947
Ten Years              $2,123                     $2,403                     $2,086


(1) Redemptions by wire transfer are subject to a wire fee (currently $5) that is deducted from the redemption proceeds.

(2) 12b-1 fees cause long-term Investor Class shareholders to pay more than would be permitted if such fees were a front-end sales charge.


(3) Undiscovered Managers, LLC, the Funds' investment adviser, has contractually agreed, through December 31, 2004, to reduce its fees and/or pay the expenses of the Funds' Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the percentages of net assets shown above, subject to later reimbursement by such Funds in certain circumstances. See THE FUNDS' MANAGEMENT -- FUND EXPENSES below.

OTHER POLICIES AND ADDITIONAL DISCLOSURE ON RISKS

OTHER POLICIES

ADDITIONAL FUND INVESTMENTS

Each Fund may invest its cash in repurchase agreements and other cash instruments pending investment in equity securities.

PORTFOLIO TURNOVER

The Funds are actively managed and consequently may engage in frequent trading of portfolio securities. High portfolio turnover results in higher brokerage and other expenses, which could reduce Fund performance. High portfolio turnover also may increase the amount of taxes payable by a Fund's shareholders.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

No Fund is a complete investment program, and all the Funds have specialized investment objectives. The investment objectives and policies of the Funds can be changed without shareholder approval, except for the policies that are identified in the Funds' Statement of Additional Information (the "SAI") as "fundamental."

MORE ABOUT RISK

COMMON STOCKS AND OTHER EQUITY SECURITIES

The Funds invest mostly in "common stocks." "Common stocks" represent an ownership interest in a company. The Funds can also invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Each Fund may invest in equity securities of companies with relatively small market capitalization. Securities of such companies may be more volatile than the securities of larger, more established companies and the broad equity market indices. See SMALL COMPANIES below. Each Fund's investments may include securities traded "over-the-counter" as well as those traded on a securities exchange. Some over-the-counter securities may be more difficult to sell under some market conditions.

Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

SMALL COMPANIES

All of the Funds may invest in companies with relatively small market capitalization, and the Small Cap Growth Fund will invest primarily in such companies.

Investments in companies with relatively small capitalization may involve greater risk than is usually associated with stocks of larger companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset value per share of Funds that invest in companies with smaller capitalization therefore may fluctuate more widely than market averages.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISER

The Funds are advised by Undiscovered Managers, LLC ("Undiscovered Managers"), 700 North Pearl Street, Suite 1625, Dallas, Texas 75201. Undiscovered Managers was organized in 1997 and has responsibility for the management of the Funds' affairs, under the supervision of Undiscovered Managers Funds' Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. Undiscovered Managers has ultimate responsibility to oversee the sub-advisers, and it monitors and evaluates each sub-adviser to help assure that the sub-adviser is managing its Fund consistently with the Fund's investment objective and restrictions and applicable laws and guidelines. In addition, Undiscovered Managers has ultimate responsibility to recommend to the Board of Trustees the hiring, termination and replacement of sub-advisers. Undiscovered Managers does not, however, determine what investments will be purchased or sold for a Fund.

Each Fund paid to Undiscovered Managers for services rendered during such Fund's fiscal year ended August 31, 2003, a management fee at the following annual percentage rates of such Fund's average daily net assets, subject to the fee deferral arrangements described below:


                         FUND                  FEE RATE
                         ----                  --------
                Behavioral Growth Fund           0.95%
                Behavioral Value Fund            1.05%
                Small Cap Growth Fund            0.95%


SUB-ADVISERS AND PORTFOLIO MANAGERS

FULLER & THALER, formerly known as RJF Asset Management, Inc., is the sub-adviser to the BEHAVIORAL GROWTH FUND AND THE BEHAVIORAL VALUE FUND. As sub-adviser, Fuller & Thaler provides day-to-day management of such Funds' portfolios. Fuller & Thaler, 411 Borel Avenue, Suite 402, San Mateo, California 94402, was founded in 1993, and currently serves as an investment adviser to pension and profit sharing plans, academic institutions and other institutional investors.

Russell J. Fuller and Frederick W. Stanske have day-to-day responsibility for managing the portfolio of the Behavioral Growth Fund. Mr. Fuller and Brendan S. MacMillan have day-to-day responsibility for managing the Behavioral Value Fund. Mr. Fuller founded Fuller & Thaler and has served as its President and Chief Investment Officer since 1993. He was a Vice President of Strategic Development of Concord Capital Management from 1990 to 1993, and a Professor of Finance and Chair of the Department of Finance at Washington State University from 1984 to 1990. Mr. Stanske joined Fuller & Thaler in 1996 as a Vice President and Portfolio Manager and became a Senior Vice President and Portfolio Manager in 1997. Prior to joining Fuller & Thaler, Mr. Stanske was employed as a Securities Analyst at Farmers Insurance Group from 1987 to 1989 and as a Vice President and Research Analyst at Fisher Investments from 1989 to 1996. Mr. MacMillan joined Fuller & Thaler in April, 1999 as a Vice President and Portfolio Manager. Prior to joining Fuller & Thaler, Mr. MacMillan was a Senior Equity Analyst and Director of Research at Insight Capital Research & Management, Inc. from 1995 to 1999.







Mazama is the sub-adviser to the Small Cap Growth Fund. As sub-adviser, Mazama provides day-to-day management of the Fund's portfolio. Mazama, One SW Columbia Street, Suite 1500, Portland, Oregon 97258, is the successor firm to Mazama Capital Management, LLC, which was organized in 1997 in connection with the acquisition by such firm of substantially all of the assets of Black & Company Asset Management, Inc., an investment advisory firm founded in 1993. Mazama serves as investment adviser to certain pension and profit sharing plans, trusts, charitable organizations and other institutional and private investors.

Ronald A. Sauer and Stephen C. Brink, CFA, have day-to-day responsibility for managing the portfolio of the Small Cap Growth Fund. Helen M. Degener contributes ongoing strategic advice with respect to the portfolio. Mr. Sauer is a founder and the President and Senior Portfolio Manager at Mazama, and has over 23 years of investment experience. Prior to founding Mazama in October 1997, Mr. Sauer was the President and Director of Research from 1994 to 1997 of Black & Company, Inc., which he joined in 1983. Mr. Brink is a Senior Vice President and the Director of Research at Mazama, and has over 26 years of investment experience. Prior to joining Mazama in 1997, he was the Chief Investment Officer from 1991 to 1997 of US Trust's Pacific Northwest office, where he had been employed since 1984. Ms. Degener is the Strategic Advisor at Mazama and has over 33 years of investment experience. Prior to joining Mazama in 1999, she was a Senior Vice President and portfolio manager at Fiduciary Trust Company International, where she had worked since 1994.



Undiscovered Managers paid to the relevant sub-adviser for each Fund for services rendered during such Fund's fiscal year ended August 31, 2003, a sub-advisory fee at the following annual percentage rates of such Fund's average daily net assets:



                  FUND                SUB-ADVISER         FEE RATE
                  ----                -----------         --------
         Behavioral Growth Fund     Fuller & Thaler         0.60%
         Behavioral Value Fund      Fuller & Thaler         0.70%
         Small Cap Growth Fund      Mazama                  0.60%


FUND EXPENSES


Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rate of the average daily net assets of such class, subject to the obligation of a Fund to repay Undiscovered Managers such deferred fees and expenses in future years, if any, when such Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such Fund's Investor Class expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such Fund is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred before December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred): 1.55% for the Small Cap Growth Fund; 1.65% for the Behavioral Growth Fund; and 1.75% for the Behavioral Value Fund. These agreements have terms running through December 31, 2004, and are renewable from year to year thereafter.


OTHER ARRANGEMENTS

Undiscovered Managers Funds has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of Undiscovered Managers Funds' Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund or of any other investment portfolio of Undiscovered Managers Funds without obtaining shareholder approval. The exemptive request also seeks to permit the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-adviser to be continued without shareholder approval after events that would otherwise cause an automatic termination of a sub-advisory agreement if such changes or continuation are approved by Undiscovered Managers Funds' Board of Trustees. There is no assurance that the Securities and Exchange Commission will issue the exemptive order. This Prospectus would be revised and shareholders notified if the sub-adviser of any Fund is changed.

Your Investment

INVESTOR CLASS SHARES

The Funds' Investor Class shares are offered without a front-end or contingent deferred sales charge but are subject to certain 12b-1 fees. See RULE 12B-1 FEES below. All of the Funds also offer Institutional Class shares. For a description of such shares, see ADDITIONAL INFORMATION below.

HOW SHARES ARE PRICED

The price of a Fund's shares is based on its net asset value ("NAV"). For a Fund, the NAV per share of a class equals the total value of the assets allocable to the class, minus the class's liabilities, divided by the number of the class's outstanding shares.

Excluding any transaction-based or other fees charged by your broker-dealer, the price you will pay (the "offering price") to buy Investor Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus. Excluding any transaction-based or other fees charged by your broker-dealer, the amount you will receive when you sell Investor Class shares of a Fund is the NAV of such class of shares next calculated after your order is received by the Funds' transfer or other agent or sub-agent with complete information and meeting all of the requirements discussed in this Prospectus.

A Fund's NAV is determined each day the New York Stock Exchange ("NYSE") is open for regular business, at the earlier of 4:00 p.m. Eastern Time or the close of regular trading on the NYSE. The NYSE is closed on weekends and national holidays.

If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order before the close of regular trading on the NYSE, you will pay or receive that day's NAV. If the Funds' transfer or other agent or sub-agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next day's NAV.

The Funds' securities for which market quotations are readily available are valued at market value. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value.

BUYING SHARES

An investor may make an initial purchase of Investor Class shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The minimum initial investment in any Fund is $10,000 in that Fund. The minimum investment may be waived by Undiscovered Managers in its sole discretion. If you purchase shares through a financial intermediary and hold such shares through an omnibus account with that financial intermediary, the minimum initial investment applies to the omnibus account and not to you individually. Subsequent investments must be at least $1,000.

You may purchase shares of any Fund (i) with cash, (ii) by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers or (iii) with any combination of such securities and cash. If you would like to purchase shares of a Fund in exchange for securities please call 1-888-242-3514 for additional information on the terms and conditions in order to do so.

All purchases made by check should be in U.S. dollars and made payable to Undiscovered Managers Funds. Third party checks will not be accepted. When you make a purchase by check, redemption proceeds will not be sent to you until the check paying for the investment has cleared, which may take up to 15 calendar days.

Upon acceptance of your order, the Funds' transfer agent opens an account, applies the payment to the purchase of full and fractional Fund shares and mails to you a statement of account confirming the transaction.

After an account has been established, you may send subsequent investments at any time directly to the Funds at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and your account number or your name and social security number.

Initial and subsequent investments can also be made by federal funds wire. You should instruct your bank to wire federal funds to Boston Safe Deposit & Trust Company, ABA #011001234. The text of the wire should read as follows:

         Boston Safe Deposit & Trust Company
         ABA #011001234
         Account #145483
         FBO: Shareholder Name and Account Number
         FOR: Undiscovered Managers Funds

A bank may charge a fee for transmitting funds by wire.

Each Fund and the Funds' distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason that the Fund or the distributor in its sole discretion deems appropriate. Although the Funds do not presently anticipate that they will do so, each Fund reserves the right to suspend or change the terms of the offering of its shares.

The Funds' distributor may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the distributor. Although there are no front-end or contingent deferred sales charges imposed by the Funds or the distributor in connection with the Funds' offering of Investor Class shares, broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Funds.

GENERAL SHAREHOLDER SERVICES

The Funds offer the following shareholder services, which are more fully described in the SAI. Explanations and forms are available from the Funds. Telephone redemption and exchange privileges will be established automatically when you open an account unless you elect on the application to decline the privileges. Other privileges must be specifically elected. A medallion signature guarantee may be required to establish these privileges after an account is opened.

FREE EXCHANGE PRIVILEGE

You may exchange Investor Class shares of any Fund for Investor Class shares of any other Fund. You may not exchange Investor Class shares for Institutional Class shares. You may make an exchange by written instructions or by telephone (unless you have elected on the application to decline telephone exchange privileges). The exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market, and the Funds reserve the right to terminate or limit the privilege of any shareholder who makes more than four exchanges in any calendar year. An exchange of shares of one Fund for shares of another Fund will generally be treated as a sale of the exchanged shares for federal income tax purposes and any gain realized by a shareholder upon an exchange may be subject to federal income tax. The Funds may terminate or change the terms of the exchange privilege at any time, upon 60 days' notice to shareholders. See the SAI for a discussion of the tax considerations relating to the sale or exchange of shares.

RETIREMENT PLANS

The Funds' Investor Class shares may be purchased by all types of tax-deferred retirement plans. The Funds' distributor makes available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN

If the value of your account is at least $25,000, you may have periodic cash withdrawals automatically paid to you or any person designated by you.

AUTOMATIC INVESTMENT PLAN

Voluntary monthly investments of at least $1,000 may be made automatically by pre-authorized withdrawals from your checking account.

SELLING SHARES

You can redeem shares of any Fund by sending a written request to:

                  PFPC Inc.
                  4400 Computer Drive
                  P.O. Box 5181
                  Westborough, MA 01581-5181
                  Attn: Undiscovered Managers Funds

As described below, you may also redeem your shares in any Fund by calling PFPC Inc., the Funds' transfer agent, at 1-800-667-1224. Proceeds resulting from a written or telephonic redemption request can be wired to your bank account or sent by check in your name(s) (if multiple registered owners) to your record address(es).

Your written request must include the name of the Fund, the class of shares, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). If you request that redemption proceeds be wired to your bank account you must provide specific wire instructions.

If (1) you are redeeming shares worth more than $50,000, (2) you are requesting that the proceeds check be made out to someone other than you (as the registered owner) or be sent to an address other than the record address, (3) the account registration has changed within the last 30 days or (4) you are providing instructions to wire the proceeds to a bank account not designated on the application, you must have your signature guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Before submitting the redemption request, you should verify with the guarantor institution that it is a medallion guarantor. Signature guarantees by notaries public are not acceptable.

When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A wire fee (currently $5) will be deducted from the proceeds.

If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a medallion signature guarantee. Telephonic redemptions may only be made if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless you indicate otherwise on the account application, PFPC Inc. will be authorized to act upon redemption and exchange instructions received by telephone from you or any person claiming to act as your representative who can provide PFPC Inc. with your account registration and address as it appears on the records of Undiscovered Managers Funds. PFPC Inc. will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine. Undiscovered Managers Funds, PFPC Inc., the Funds' distributor, Undiscovered Managers and the sub-advisers will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed, but may be liable for any losses due to unauthorized or fraudulent instructions in the event reasonable procedures are not followed. For further information, consult PFPC Inc. In times of heavy market activity, if you encounter difficulty in placing a redemption or exchange order by telephone, you may wish to place the order by mail as described above.

Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request, if the request is in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased shares by check and the check was deposited less than 15 calendar days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

Each Fund will normally redeem your shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of Undiscovered Managers Funds determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, you will normally incur brokerage commissions upon subsequent disposition of any such securities. However, Undiscovered Managers Funds is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of Undiscovered Managers Funds at the beginning of such period.

If the balance in your account with a Fund is less than a minimum amount set by the Board of Trustees of Undiscovered Managers Funds from time to time (currently $10,000 for all accounts), that Fund may close the account and send the proceeds to you. If you are affected by this policy, you will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share.

Undiscovered Managers Funds may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission when trading on the NYSE is restricted or during an emergency which makes it impracticable for a Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Funds declare and pay their net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any net capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the Board of Trustees of Undiscovered Managers Funds. The Board of Trustees may change the frequency with which the Funds declare or pay dividends.

Dividends and net capital gain distributions will automatically be reinvested in additional shares of the same Fund on the record date unless a shareholder has elected to receive cash.

Each Fund intends to qualify as a regulated investment company under the Code. As a regulated investment company, and provided that the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself will not pay any federal income tax on its distributed income and gains.


For federal income tax purposes, income dividends are taxable to shareholders as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and the Fund level. Taxes on distributions of net capital gains are determined by how long a Fund owned the portfolio securities that generated the gains, rather than by how long a shareholder has owned his/her shares. Distributions of net gains realized from the sale or exchange of portfolio securities that a Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions of net gains from portfolio securities that a Fund owned for more than one year will be taxable to shareholders as capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15%--for taxable years beginning on or before December 31, 2008. Dividends and distributions are taxable to a shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Dividends and distributions are taxable as described above regardless of whether they are distributed in cash or additional shares.


Certain designated dividends from the Funds are expected to be eligible for the dividends-received deduction for corporate shareholders (subject to a holding period requirement).

The Funds' transfer agent will send each shareholder and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the shareholder during the preceding year.

Any gain resulting from the redemption, sale or exchange of shares of a Fund will generally be subject to tax.

NOTE: The foregoing summarizes certain tax consequences of investing in the Funds for shareholders who are U.S. citizens or corporations. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, state, local and foreign tax consequences of investing in, redeeming or exchanging Fund shares.

RULE 12B-1 FEES

Under a Service and Distribution Plan relating to Investor Class shares adopted by Undiscovered Managers Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, Undiscovered Managers Funds may pay fees as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares, (ii) providing services relating to Investor Class shares (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under such plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


ADDITIONAL INFORMATION

Currently, each Fund has two classes of shares--Institutional Class shares and Investor Class shares. Certain other investment portfolios of Undiscovered Managers Funds have only Institutional Class shares. Institutional Class shares are offered in separate prospectuses. Institutional Class shares are identical to Investor Class shares, except that Institutional Class shares bear no 12b-1 fees, and Investor Class shares have separate voting rights in certain circumstances. Since a Fund's Institutional Class shares bear no such 12b-1 fees, the Fund's Institutional Class shares are expected to have a higher total return than such Fund's Investor Class shares. Neither class of shares of any Fund has conversion rights into or may be exchanged for the other class of shares of such Fund or of any other Fund or investment portfolio of Undiscovered Managers Funds.

Financial Highlights


The financial highlights table is intended to help you understand the financial performance of each Fund's Investor Class shares since the commencement of such class's investment operations. Certain information reflects financial results for a single Investor Class share of a Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund's Investor Class shares (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, dated October 17, 2003, along with Undiscovered Managers Funds' financial statements, are included in Undiscovered Managers Funds' 2003 Annual Report to Shareholders, which is available upon request.



                                                                                Behavioral
                                                                                Growth Fund
                                                    -----------------------------------------------------------------------
                                                                                 Investor
                                                                                   Class
                                                    -----------------------------------------------------------------------
                                                    Year ended     Year ended     Year ended     Year ended     Year ended
                                                     August 31,    August 31,     August 31,     August 31,      August 31,
                                                        2003          2002           2001          2000            1999
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR                  $    12.07     $    14.32     $    30.21     $    21.31     $    11.85
                                                    ----------     ----------     ----------     ----------     ----------
Income from Investment Operations:
   Net investment loss                                   (0.18)         (0.21)         (0.28)         (0.38)         (0.20)
   Net realized and unrealized gain (loss)
   on investments                                         6.38          (2.04)        (14.47)          9.28           9.66
                                                    ----------     ----------     ----------     ----------     ----------
   Total Income (Loss) from Investment Operations         6.20          (2.25)        (14.75)          8.90           9.46
                                                    ----------     ----------     ----------     ----------     ----------
Less Distributions:
   Distributions from realized gains                      0.00           0.00          (1.14)          0.00           0.00
                                                    ----------     ----------     ----------     ----------     ----------
Net increase (decrease) in net asset value                6.20          (2.25)        (15.89)          8.90           9.46
                                                    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                        $    18.27     $    12.07     $    14.32     $    30.21     $    21.31
                                                    ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                             51.37%        (15.71)%       (49.82)%        41.76%         79.83%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of year (in 000s)                   $   10,230     $    6,301     $    8,114     $   19,077     $    4,590
Ratios to average net assets (+):
   Net investment loss including
   reimbursement                                         (1.32)%        (1.51)%        (1.51)%        (1.32)%        (1.09)%
   Operating expenses including                           1.65%          1.65%          1.65%          1.65%          1.65%
   reimbursement
Portfolio turnover rate                                    129%            94%            97%            90%            72%
+  The operating expenses may reflect a reduction
   of the advisory fee, an allocation of expenses
   to the Investment Adviser, or both.  Had such
   actions not been taken, the ratios would have
   been as follows:
Net investment loss                                      (1.49)%        (1.70)%        (1.64)%        (1.49)%        (1.77)%
Operating expenses                                        1.82%          1.84%          1.78%          1.82%          2.33%

---------




Per share data is calculated based upon the average shares outstanding during the period.









Neither the Behavioral Value Fund nor the Small Cap Growth Fund had commenced investment operations of its Investor Class shares prior to the date of this Prospectus, and therefore have no financial highlights for their Investor Class shares for the year ended August 31, 2003.

                  WHERE TO GET MORE INFORMATION ABOUT THE FUNDS

To find out more information about Undiscovered Managers Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more information about the Funds. It is filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT

Additional information about the Funds' investments is available in Undiscovered Managers Funds' annual and semi-annual reports to shareholders. In Undiscovered Managers Funds' most recent annual report to shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. The auditors' report and financial statements included in Undiscovered Managers Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are legally part of this Prospectus.

The SAI and Undiscovered Managers Funds' annual and semi-annual reports to shareholders are available, without charge, upon request. To obtain free copies of the SAI, Undiscovered Managers Funds' annual and semi-annual reports to shareholders, request other information and discuss your questions about any of the Funds, you may call toll free 1-888-242-3514 or write to:

         Undiscovered Managers Funds
         Plaza of the Americas
         700 North Pearl Street, Suite 1625
         Dallas, Texas 75201

You may also view or download this Prospectus, the SAI and other information about the Funds on our Internet site at http://www.undiscoveredmanagers.com.

You can also review and copy the SAI and other information about the Funds at the Securities and Exchange Commission Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.


                                    (Undiscovered Managers Funds' SEC Investment
                                            Company Act file number is 811-8437)

                           UNDISCOVERED MANAGERS(TM)

                       STATEMENT OF ADDITIONAL INFORMATION


                                November __, 2003


                                       for


                  UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND
                   UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND
                         UNDISCOVERED MANAGERS REIT FUND
                            UM SMALL CAP GROWTH FUND


                                Each a Series of

                           UNDISCOVERED MANAGERS FUNDS


This Statement of Additional Information ("SAI") is not a prospectus but contains information that may be useful to investors that is not included in the relevant Prospectus. This SAI relates to the Undiscovered Managers Funds' Institutional Class Prospectus dated November __, 2003 and the Undiscovered Managers Funds' Investor Class Prospectus dated November __, 2003, of the series of Undiscovered Managers Funds listed above (the "Funds" and each a "Fund"), and is only authorized for distribution when accompanied or preceded by the relevant Prospectus. If a Fund offers shares in more than one Prospectus, each reference to the "Prospectus" in this SAI shall include all of such Fund's prospectuses unless otherwise noted. This SAI should be read together with the applicable Prospectus. A free copy of the applicable Prospectus may be obtained by calling 1-888-242-3514 or by sending a request to Undiscovered Managers Funds, 700 North Pearl Street, Suite 1625, Dallas, Texas 75201.


Certain disclosure has been incorporated by reference from the Funds' annual report to shareholders. The Funds' annual report to shareholders may be obtained, without charge, by calling 1-888-242-3514.

                                TABLE OF CONTENTS


Organization and Classification......................................................3
Investment Objectives, Policies and Restrictions.....................................3
Additional Description of Investments, Investment Practices and Risks................5
Management of the Trust..............................................................6
Ownership of Shares of the Funds....................................................10
Investment Advisory and Other Services..............................................15
Portfolio Transactions and Brokerage................................................23
Description of the Trust............................................................25
Additional Purchase and Redemption Information......................................28
Net Asset Value.....................................................................31
Income Dividends, Capital Gain Distributions and Tax Status.........................32
Calculation of Total Return.........................................................34
Performance Comparisons.............................................................39
Financial Statements................................................................41
Appendix A--Publications That May Contain Fund Information.........................A-1
Appendix B--Advertising and Promotional Literature.................................B-1

                         ORGANIZATION AND CLASSIFICATION

Undiscovered Managers Funds (the "Trust") is an open-end management investment company organized under the laws of Massachusetts as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 29, 1997 (as amended, the "Declaration of Trust"). The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Trustees of the Trust may, without shareholder approval, divide the shares of any series into multiple classes of shares having such preferences and special or relative rights and privileges as the Trustees of the Trust determine. Each Fund is a series of the Trust.


Each Fund is a "diversified" fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), except for Undiscovered Managers REIT Fund (the "REIT Fund"), which is "non-diversified." With respect to 75% of its assets, a diversified fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) while the remaining 25% of its total assets are not subject to such restriction. A non-diversified fund is restricted with respect to 50% of its total assets from investing more than 5% of its total assets in the securities of any one issuer (except U.S. government securities), and with respect to the remaining 50% of its total assets, it is restricted from investing more than 25% of its total assets in the securities of any one issuer. A non-diversified fund may invest a greater percentage of its total assets in securities of individual issuers, or may invest in a smaller number of different issuers, than a diversified fund. Accordingly, a non-diversified fund is more susceptible to risks associated with particular issuers than a diversified fund.


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective and policies of each Fund are summarized in the Prospectus under "The Funds." The investment policies of each Fund set forth in the Prospectus and in this SAI may be changed by the Fund's adviser, subject to review and approval by the Trust's Board of Trustees, without shareholder approval except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which at least 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Any notice required under Rule 35d-1 under the 1940 Act to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in plain English in a separate written document. Each such notice will contain, in bold-faced type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered, or, if the notice is delivered separately from other communications to investors, either on the notice or on the envelope in which the notice is delivered.

INVESTMENT RESTRICTIONS--ALL FUNDS


The following investment restrictions are fundamental policies of Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund"), Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund"), the REIT Fund, and UM Small Cap Growth Fund (the "Small Cap Growth Fund").


Each Fund will not:

1. Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options, and may enter into swap agreements, foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry; except that the REIT Fund will invest more than 25% of its total assets in securities issued by real estate investment trusts (as defined in the Internal Revenue Code of 1986 (the "Code")).

7. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

Although the Funds are permitted to borrow money to a limited extent, no Fund currently intends to do so.

In addition to the foregoing fundamental investment restrictions, it is contrary to each Fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

All percentage limitations on investments will apply at the time of the making of an investment (except for the non-fundamental restriction set forth in the immediately preceding paragraph) and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                     ADDITIONAL DESCRIPTION OF INVESTMENTS,
                         INVESTMENT PRACTICES AND RISKS

The following is an additional description of certain investments, investment practices and risks of certain of the Funds.

REPURCHASE AGREEMENTS

Any assets of the Funds not invested in common stocks or other equity securities will generally be held in the form of cash or in repurchase agreements. Under a repurchase agreement, a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. If the seller fails to repurchase the securities, the Fund has rights to sell the securities to third parties. Repurchase agreements can be regarded as loans by the Fund to the seller, collateralized by the securities that are the subject of the agreement. Repurchase agreements afford an opportunity for the Fund to earn a return on available cash at relatively low credit risk, although the Fund may be subject to various delays and risks of loss if the seller fails to meet its obligation to repurchase. The staff of the Securities and Exchange Commission is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

LOANS OF SECURITIES

Each Fund may lend its portfolio securities, provided that cash or equivalent collateral equal to at least 100% of the market value of the securities loaned is continuously maintained by the borrower with the Fund. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. It is not currently anticipated that any Fund will have on loan at any given time securities totaling more than one-third of its net assets. A Fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may be insufficient to cover the securities loaned as a result of an increase in the value of the securities or decline in the value of the collateral.

LEVERAGE

Although it is not the current intention of any of the Funds to engage in borrowing, each Fund may borrow money provided that the total amount borrowed and outstanding at the time the borrowing is made does not exceed 33 1/3% of the value of such Fund's total assets (not including the amount borrowed). The use of leverage through borrowing creates an opportunity for increased net income, but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The intent of using leverage would be to provide the holders of a Fund's shares with a potentially higher return. Leverage creates risks for a Fund, including the likelihood of greater volatility of the net asset value and market price of the Fund's shares. To the extent the income derived from securities purchased with funds received from leverage exceeds the cost of leverage, a Fund's return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to a Fund will be less than if leverage had not been used, and therefore the amounts available for distribution to such Fund's shareholders as dividends and other distributions will be reduced or eliminated. In the latter case, a Fund's sub-adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which a Fund is using leverage, the fees paid by such Fund to Undiscovered Managers, LLC ("Undiscovered Managers"), for investment advisory and administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total net assets, including the amount borrowed.

                             MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for generally overseeing the conduct of the Trust's business. Subject to such policies as the Trustees of the Trust may determine, Undiscovered Managers, the Funds' investment adviser, has responsibility for the management of the Funds' affairs. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Trustees of the Trust.

The following tables provide information about the Trustees and officers of the Trust, including their ages, addresses, principal occupations during the past five years, and length of time served. The tables also indicate which of the Trustees may be considered an "interested person" of the Trust or Undiscovered Managers as defined in the 1940 Act.

                                                                                                      NUMBER OF
                                                                                                       FUND IN          OTHER
                                                                                                       COMPLEX      DIRECTORSHIPS
                                POSITION(S) HELD   LENGTH OF      PRINCIPAL OCCUPATION(S)            OVERSEEN BY       HELD BY
   NAME, ADDRESS, AND AGE          WITH TRUST     TIME SERVED     DURING PAST FIVE YEARS               TRUSTEE         TRUSTEE
   ----------------------       ----------------  -----------     -----------------------            -----------    -------------
NON-INTERESTED TRUSTEES:

ROGER B. KEATING                     Trustee        Since 1997   President of Time Warner Cable           6              --
Time Warner Cable Los Angeles                                    Los Angeles since April 1, 2003;
959 South Coast Drive                                            President of Time Warner Cable
Suite 300                                                        National Division from June 2002
Costa Mesa, CA  92626                                            to April 1, 2003; Senior Vice
Age:  42                                                         President, General Manager of
                                                                 AOL Vertical Markets from
                                                                 December 2000 to June 2002;
                                                                 Chief Executive Officer of
                                                                 Zatso (formerly known as
                                                                 ReacTV) from March 1998 to
                                                                 December 2000; Senior Vice
                                                                 President of Comcast Cable
                                                                 from August 1993 to March
                                                                 1998

MATTHEW J. KILEY                     Trustee        Since 1997   President of Weyhill Group, a            6              --
849 Foxfield Road                                                management consulting firm serving
Lower Gwynedd, PA  19002                                         business and civic organizations,
Age:  41                                                         since April  2002; Self-employed
                                                                 from October 1999 to April 2002;
                                                                 Executive Vice President of Campus
                                                                 Services for ARAMARK Corporation
                                                                 from May 1998 to October 1999;
                                                                 Executive Vice President of Sports
                                                                 and Entertainment and Vice President
                                                                 of Global Food and Support Services
                                                                 at ARAMARK Corporation from
                                                                 September 1996 to May 1998


ROBERT P. SCHMERMUND                 Trustee        Since 1997   Managing Director of Corporate             6            --
America's Community Bankers                                      Communications for America's
900 19th Street NW                                               Community Bankers since January 1993
Suite 400
Washington, DC  20006
Age:  48

INTERESTED TRUSTEES:

MARK P. HURLEY                       Trustee        Since 1997   Chairman and Chief Executive Officer       6            --
Undiscovered Managers, LLC                                       of Undiscovered Managers, LLC since
700 North Pearl Street                                           February 2001; President and Chief
Suite 1625                                                       Executive Officer of Undiscovered
Dallas, Texas  75201                                             Managers, LLC from September 1997 to
Age:  45                                                         February 2001

OFFICERS:

MARK P. HURLEY                      President       Since 1997   Chairman and Chief Executive Officer       6            --
Undiscovered Managers, LLC                                       of Undiscovered Managers, LLC since
700 North Pearl Street                                           February 2001; President and Chief
Suite 1625                                                       Executive Officer of Undiscovered
Dallas, Texas  75201                                             Managers, LLC from September 1997 to
Age:  45                                                         February 2001

PATRICIA L. DUNCAN                 Treasurer &      Secretary    Vice President of Undiscovered            --            --
Undiscovered Managers, LLC          Secretary       since 2000   Managers, LLC since January 2000;
700 North Pearl Street                              Treasurer    Registered Marketing Administrator
Suite 1625                                          since 2001   of Undiscovered Managers, LLC from
Dallas, Texas  75201                                             December 1997 to January 2000
Age:  41



In addition to being members of the Board of Trustees of the Trust, each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund are also members of the Trust's Audit Committee. The duties and functions of the Audit Committee include (i) oversight of the accounting and financial reporting policies and practices of the Trust's Series, the internal controls of the Trust's Series and, as appropriate, the internal controls of certain service providers, (ii) oversight of the quality and objectivity of the financial statements of the Trust's Series and the independent audit thereof, and (iii) acting as liaison between the independent auditors of the Trust's Series and the full Board of Trustees. During the fiscal year of the Trust ended August 31, 2003, the Audit Committee held three meetings. Each of the Trustees of the Trust are also trustees, each of the non-interested Trustees are also members of the audit committee, and Mark P. Hurley and Patricia L. Duncan are also President and Secretary, respectively, of UM Investment Trust.

The Trust pays no compensation to any of its officers or to the Trustees of the Trust listed above who are officers or employees of Undiscovered Managers. Each Trustee who is not an officer or employee of Undiscovered Managers is compensated at the rate of $10,000 per annum. The Trust provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from the Trust may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds or other Trust Series on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund and other Trust Series, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.



The following table sets forth information covering the total compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2003 to the persons who served as Trustees of the Trust during such period:



                                                                                  TOTAL COMPENSATION
                                        AGGREGATE COMPENSATION                    FROM TRUST AND
      PERSON                            FROM TRUST(2)                             FUND COMPLEX
      ------                            --------------                            ------------
Mark P. Hurley                          $0                                        $0
Roger B. Keating                        $10,000(1)                                $11,000
Matthew J. Kiley                        $10,000                                   $11,000
Robert P. Schmermund                    $10,000                                   $11,000


----------



(1) Roger B. Keating deferred receipt of $10,000 of such compensation pursuant to the fee deferral arrangements described above.


(2) As of August 31, 2003, the total amount of compensation deferred pursuant to the fee deferral agreements described above by Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund is $49,766.23, $11,227.85 and $11,227.85, respectively.

                        OWNERSHIP OF SHARES OF THE FUNDS


As of October 21, 2003, the following persons or entities held more than 25% of the outstanding shares of a Fund, and as a result, may be deemed to "control" such Fund as that term is defined in the 1940 Act.



         FUND                               NAME                                        % OWNERSHIP
         ----                               ----                                        -----------
Behavioral Growth Fund                      Fidelity Investment Institutional                38.74%
                                            Operations, Inc., As Agent For Certain
                                            Employee Benefit Plans
                                            100 Magellan Way
                                            Covington, KY  41045

                                            Charles Schwab & Co., Inc.                       27.37%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA 94104

Behavioral Value Fund                       Charles Schwab & Co., Inc.                       47.22%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA 94104

REIT Fund                                   Charles Schwab & Co., Inc.                      70. 35%
                                            Special Custody Account
                                            FBO Exclusive Benefit of Customers
                                            Attn:  Mutual Funds
                                            101 Montgomery Street
                                            San Francisco, CA 94104

Small Cap Growth Fund                       None

                           INSTITUTIONAL CLASS SHARES


As of October 21, 2003, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Institutional Class shares of the following Funds:



         FUND                               NAME                                        % OWNERSHIP
         ----                               ----                                        -----------
Behavioral Growth Fund                  Fidelity Investments Institutional                   34.26%
                                        Operations Inc., As Agent for Certain
                                        Employee Benefit Plans
                                        100 Magellan Way
                                        Covington, KY 41045

                                        Charles Schwab & Co. Inc.                            30.35%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA  94104

                                        State Street TTEE                                     6.24%
                                        Health Partners 401k Plan
                                        805 Pennsylvania Avenue
                                        Kansas City, MO  64105

Behavioral Value Fund                   Charles Schwab & Co. Inc.                            47.22%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        National Investor Services FBO                       14.71%
                                        097-500000-19
                                        55 Water Street, 32nd Floor
                                        New York, NY  10041-3299

                                        The Columbus Fund Limited                             7.49%
                                        C/O Moore Stephen Intl Services
                                        P.O. Box 3186 Abbot Building
                                        Main Street
                                        Tortola, British Virgin Islands

                                        Wells Fargo Bank NA                                   6.57%
                                        FBO Alexander Proudfoot D B
                                        P.O. Box 1533
                                        Minneapolis, MN  55480

         FUND                               NAME                                        % OWNERSHIP
         ----                               ----                                        -----------
REIT Fund                               Charles Schwab & Co. Inc.                            70.35%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn. Mutual Funds
                                        101 Montgomery St.
                                        San Francisco, CA 94104

                                        National Investor Services FBO                        8.77%
                                        097-50000-19
                                        55 Water Street, 32nd Floor
                                        New York, NY  10041-3299

                                        Pershing LLC                                          6.40%
                                        PO Box 2052
                                        Jersey City, NJ  07303-9998

Small Cap Growth Fund                   Pershing LLC                                         16.61%
                                        PO Box 2052
                                        Jersey City, NJ  07303-9998

                                        Fidelity Investments Institutional                   15.52%
                                        Operations Inc., As Agent for Certain
                                        Employee Benefit Plans
                                        100 Magellan Way
                                        Covington, KY 41045

                                        Wells Fargo Bank MN NA TTEE                           8.20%
                                        Retirement Plan Services
                                        U/A DTD 06/16/03
                                        P. O. Box 1533
                                        Minneapolis, MN  55480

                                        Charles Schwab & Co. Inc.                             6.57%
                                        Special Cust A/C
                                        FBO Exclusive Benefit of Customers
                                        Attn:  Mutual Funds
                                        101 Montgomery Street
                                        San Francisco, CA  94104

                                        The Harvest Foundation of                             6.52%
                                        The Piedmont Foundation
                                        P.O. Box 5183
                                        Martinsville, VA  24115

Small Cap Growth Fund (cont.)           M&T Bank                                             5.68%
                                        FBO Mercersburg Academy
                                        Attn Mutual Funds
                                        P.O. Box 1377
                                        Buffalo, NY  14240

                                        Burlington Bank and Trust Cust                       5.28%
                                        FBO The Great River Foundation, Inc.
                                        Attn.  Trust Department
                                        P.O. Box 728
                                        Burlington, IA  52601


                              INVESTOR CLASS SHARES


As of October 21, 2003, to the Trust's knowledge, the following persons or entities owned of record and/or beneficially 5% or more of the outstanding Investor Class shares of the following Funds:




          FUND                                 NAME AND ADDRESS                           % OWNERSHIP
          ----                                 ----------------                           -----------
  Behavioral Growth Fund               Fidelity Investments Institutional                   79.96%
                                       Operations Inc.
                                       As Agent for Certain Employee
                                       Benefit Plans
                                       100 Magellan Way
                                       Covington, KY 41045

                                       Trust Company of America                              8.81%
                                       FBO 98
                                       P.O. Box 6503
                                       Englewood, CO  80155



As of October 21, 2003, the Behavioral Value Fund and the Small Cap Growth Fund had no outstanding Investor Class shares.

                       OWNERSHIP BY TRUSTEES AND OFFICERS


As of October 21, 2003, the Trustees and officers of the Trust owned beneficially less than 1% of the shares of each class of each Fund. The foregoing discussion does not include amounts owned by Undiscovered Managers, of which Mr. Hurley, a Trustee and the President of the Trust, may be deemed to be a controlling person.





The following table indicates the dollar range of securities of the Funds that are beneficially owned by the Trustees as of December 31, 2002. Unless otherwise noted in the table below, the Trustees do not beneficially own securities of any of the Funds.



                                                                                    AGGREGATE DOLLAR RANGE OF
                                       DOLLAR RANGE OF EQUITY SECURITIES           EQUITY SECURITIES IN FAMILY
       NAME OF TRUSTEE                         IN NAMED FUND(S)                      OF INVESTMENT COMPANIES
------------------------------ -------------------------------------------------- -------------------------------
Roger B. Keating               Behavioral Growth Fund        $10,001-$50,000             $50,001-$100,000
                               REIT Fund                     $10,001-$50,000
                               Small Cap Growth Fund         $10,001-$50,000

Matthew J. Kiley                                     $0.00                                    $0.00

Robert P. Schmermund                                 $0.00                                    $0.00

Mark P. Hurley                 Behavioral Growth Fund          over $100,000              Over $100,000
                               Behavioral Value Fund              $1-$10,000
                               REIT Fund                    $50,001-$100,000
                               Small Cap Growth Fund         $10,001-$50,000

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER AND SUB-ADVISERS


As described in the Prospectus, Undiscovered Managers is the investment adviser of each Fund and as such, has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser, under the general oversight of Undiscovered Managers and the Board of Trustees. See "The Funds" in the Prospectus. Undiscovered Managers is a limited liability company organized under the laws of Delaware. Mark P. Hurley and John E. McCaw, a controlling member of Orca Bay Partners, LLC, a private equity investment firm and the managing member of The Tahoma Fund, LLC and the Tahoma Fund B, LLC, record owners of Undiscovered Managers, each own beneficially more than 25% of the voting securities of Undiscovered Managers and therefore may be regarded to control Undiscovered Managers for purposes of the 1940 Act. Mark P. Hurley is a Trustee and the President of the Trust as well as the Chairman and Chief Executive Officer and a controlling member of Undiscovered Managers, and Patricia L. Duncan is the Secretary and Treasurer of the Trust as well as Vice President-Fund Operations of Undiscovered Managers.



Under each Fund's advisory agreement with Undiscovered Managers, Undiscovered Managers is entitled to fees, payable at least quarterly, of a certain percentage of the average daily net asset value of such Fund. Such fees are paid by each class of shares of the relevant Fund based upon the average daily net assets of such class. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus. During the Trust's fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the advisory fees incurred by the Funds to Undiscovered Managers pursuant to the relevant advisory agreement (before giving effect to expense reductions under the expense deferral arrangements described below), and the amount of expense reductions under the expense deferral arrangements relating to the advisory fee, were as follows:



                                   FISCAL YEAR ENDED               FISCAL YEAR ENDED                    FISCAL YEAR ENDED
                                    AUGUST 31, 2001                  AUGUST 31, 2002                     AUGUST 31, 2003
                                   -----------------               -----------------                    -----------------
                                                EXPENSE                           EXPENSE                             EXPENSE
FUND                         ADVISORY FEE      REDUCTION       ADVISORY FEE      REDUCTION        ADVISORY FEE       REDUCTION
----                         ------------      ---------       ------------      ---------        ------------       ---------
Behavioral Growth Fund       $1,598,608        $217,717           $895,331        $175,851           $716,391         $130,215
Behavioral Value Fund          $297,237         $81,960           $363,076         $84,628           $301,512         $100,732
REIT Fund                      $663,384        $149,106         $1,071,562         $99,670         $1,495,386         $120,035
Small Cap Growth Fund(1)       $186,900        $123,323           $421,030        $149,106           $654,432         $168,244


----------

(1) The Small Cap Growth Fund commenced operations on October 2, 2000.



As described in the Prospectus, Undiscovered Managers has contractually agreed to certain arrangements to limit each Fund's expenses. See "Trust Expenses" below.



Each Fund's investment portfolio is managed on a day-to-day basis by that Fund's sub-adviser pursuant to a sub-advisory agreement. Each of the sub-advisers, except Bay Isle Financial LLC, is regarded for purposes of the 1940 Act as being controlled by the following persons, each of whom is a principal of the firm and owns more than 25% of the voting securities of the firm: Russell J. Fuller (Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler")); and Ronald A. Sauer (Mazama Capital Management, Inc. ("Mazama")). Bay Isle Financial LLC ("Bay Isle") is regarded for purposes of the 1940 Act as being controlled by Janus Capital Group, Inc., a publicly traded financial services company.



Under each sub-advisory agreement relating to the Funds between Undiscovered Managers and such Fund's sub-adviser, the sub-adviser is entitled to fees, payable at least quarterly by Undiscovered Managers out of the fees Undiscovered Managers receives, of a certain percentage of the average daily net asset value of such Fund. For a description of such fees, see "The Funds -- The Funds' Management" in the Prospectus. During the Trust's fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, Undiscovered Managers paid the following amounts as sub-advisory fees to the following sub-advisers:



                                                                     SUB-ADVISORY FEE      SUB-ADVISORY FEE     SUB-ADVISORY FEE
         FUND                         SUB-ADVISER                  FOR FISCAL YEAR 2001  FOR FISCAL YEAR 2002  FOR FISCAL YEAR 2003
         ----                         -----------                  --------------------  --------------------  --------------------
Behavioral Growth Fund     Fuller & Thaler Asset Management, Inc.      $1,005,811             $565,472              $452,457.19
Behavioral Value Fund      Fuller & Thaler Asset Management, Inc.        $197,992             $242,051              $201,008.07
REIT Fund                  Bay Isle Financial Corporation                $442,109             $714,375              $996,924.16
Small Cap Growth Fund(1)   Mazama Capital Management, Inc.               $117,832             $265,914              $413,325.41


----------


(1) The Small Cap Growth Fund commenced operations on October 2, 2000.



Each Fund's advisory agreement and related sub-advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of the Trust, Undiscovered Managers or, in the case of the related sub-advisory agreement, the relevant sub-adviser, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a Fund's advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to a sub-advisory agreement relating to a Fund must be approved by vote of a majority of the outstanding voting securities of such Fund and by vote of a majority of the Trustees who are not interested persons, cast in person at a meeting called for the purpose of voting on such approval, unless such approvals are no longer required by law.



Each Fund's advisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding securities of the relevant Fund, upon sixty days' written notice, and by Undiscovered Managers upon ninety days' written notice, and shall automatically terminate in the event of its assignment. Each Fund's advisory agreement provides that Undiscovered Managers owns all rights to and control of the name "Undiscovered Managers," and the Small Cap Growth Fund's advisory agreement also provides that Undiscovered Managers owns all rights to and control of the name "UM." Each Fund's advisory agreement will automatically terminate if the Trust or the relevant Fund shall at any time be required by Undiscovered Managers to eliminate all reference to the words "Undiscovered Managers" or the letters "UM," as applicable, in the name of the Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Undiscovered Managers, cast in person at a meeting called for the purpose of voting on such approval.



In determining to renew the current advisory agreements with Undiscovered Managers relating to each Fund, and the current sub-advisory agreements with the sub-advisers of each of the Behavioral Growth Fund, Behavioral Value Fund and Small Cap Growth Fund, the Trustees, at a meeting held on July 29, 2003, considered information provided by Undiscovered Managers and the relevant sub-advisers relating to the education, experience and number of investment professionals and other personnel providing services under the advisory and relevant sub-advisory agreements. The Trustees also took into account the time and attention devoted by management to the applicable Funds. The Trustees evaluated the level of skill required to manage such Funds. The Trustees also considered the business reputation of Undiscovered Managers and each relevant sub-adviser and their respective financial resources. The Trustees considered the oversight capabilities of Undiscovered Managers. The Trustees considered the research capabilities of the relevant sub-advisers and received information concerning the investment processes applied by such sub-advisers in managing the applicable Funds. The Trustees also considered the scope of the services provided by Undiscovered Managers and the sub-advisers to such Funds under the advisory and relevant sub-advisory agreements relative to services provided by other third parties to other mutual funds. The Trustees considered the standard of care applicable to Undiscovered Managers and such sub-advisers under the respective agreements.



The Trustees also considered information relating to the investment performance of the Funds relative to their respective performance benchmark(s) and relative to funds managed similarly by other advisers. The Trustees reviewed performance over various periods, as well as factors identified by Undiscovered Managers and the applicable sub-advisers as contributing to performance. The Trustees evaluated the records of Undiscovered Managers and the applicable sub-advisers with respect to regulatory compliance and compliance with the investment policies of the Funds. The Trustees also evaluated the procedures of Undiscovered Managers and the applicable sub-advisers designed to fulfill their fiduciary duties to the Funds with respect to possible conflicts of interest, including the codes of ethics of Undiscovered Managers and each such sub-adviser (regulating the personal trading of their respective officers and employees), the procedures by which such sub-advisers allocate trades among their various respective investment advisory clients and the record of Undiscovered Managers and such sub-advisers in these matters. The Trustees also evaluated the profitability of Undiscovered Managers and each such sub-adviser with respect to the Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." Based on the foregoing, the Trustees concluded that the fees to be paid Undiscovered Managers and each such sub-adviser under the advisory agreements and the sub-advisory agreements, respectively, were fair and reasonable, given the scope and quality of the services rendered by the adviser and such sub-advisers.



At a meeting on October 18, 2001, the Trustees approved the current sub-advisory agreement for the REIT Fund in the context of a change in control of Bay Isle, the REIT Fund's sub-adviser. Noting that the new sub-advisory agreement was substantially identical to the previous sub-advisory agreement with Bay Isle, which had been approved by the Trustees at their June 7, 2001 meeting (which approval was the result of an analysis substantially similar to the one undertaken by the Trustees for the other sub-advisory agreements described above), the Trustees considered information about, among other things: Bay Isle and its personnel (including particularly those personnel with responsibilities for providing services to the REIT Fund), resources and investment process; the continuity of the investment management of the REIT Fund following the change of control; the terms of the new sub-advisory agreement, including the fact that no change was being made to the fee rate; the expected effects on Bay Isle, as a result of the change of control, of becoming part of a larger organization with more access to capital; the scope and quality of the services that Bay Isle had been providing to the REIT Fund; and the investment performance of the REIT Fund and of similar funds managed by other advisers and sub-advisers.






Each sub-advisory agreement relating to a Fund may be terminated without penalty by Undiscovered Managers upon sixty days' written notice, and by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund upon sixty days' written notice, and each terminates automatically in the event of its assignment and upon termination of the related advisory agreement. Certain of the sub-advisory agreements relating to the Funds may be terminated by the relevant sub-adviser in certain circumstances.



Each Fund's advisory agreement and related sub-advisory agreement provides that Undiscovered Managers or the applicable sub-adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


The Trust has applied for an exemptive order from the Securities and Exchange Commission to permit Undiscovered Managers, subject to the approval of the Trust's Board of Trustees and certain other conditions, to enter into sub-advisory agreements with sub-advisers other than the current sub-adviser of any Fund and amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. See "The Funds -- The Funds' Management" in the Prospectus.

TRUST EXPENSES


The Trust pays the compensation of its Trustees who are not officers or employees of Undiscovered Managers; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; 12b-1 fees; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Trust's Series; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses. 12b-1 fees with respect to a Fund, if any, are allocated only to that Fund's Investor Class shares. Certain other expenses relating to a particular class (such as class specific shareholders services fees) may be allocated solely to that class.


As described in the Prospectus, Undiscovered Managers has contractually agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class and Investor Class shares in order to limit such classes' expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rates of their respective average daily net assets, subject to the obligation of each class of a Fund to repay Undiscovered Managers such class's deferred fees and expenses in future years, if any, when such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) in any such future year to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred (for expenses incurred prior to December 28, 1999, the Funds' repayment obligation extended until two years after the end of the fiscal year in which the expenses were incurred):


         FUND                                           INSTITUTIONAL CLASS         INVESTOR CLASS
         ----                                           -------------------         --------------
Behavioral Growth Fund                                        1.30%                     1.65%
Behavioral Value Fund                                         1.40%                     1.75%
REIT Fund                                                     1.40%                      N/A*
Small Cap Growth Fund                                         1.20%                     1.55%


----------
* The Fund does not currently offer such class.


These agreements have a term ending on December 31, 2004 and are renewable year to year thereafter.


ADMINISTRATOR


Pursuant to an Administrative Services Agreement between the Trust and Undiscovered Managers, Undiscovered Managers has agreed to provide all administrative services to the Funds and the Trust's other Series, including but not limited to corporate secretarial, treasury, blue sky and fund accounting services. For these services, each Fund pays Undiscovered Managers a monthly fee at the annual rate of 0.25% of such Fund's average net asset value. During the Trust's fiscal year ended August 31, 2001, August 31, 2002 and August 31, 2003, the following amounts were paid or payable by the Funds to Undiscovered Managers pursuant to the Administrative Services Agreement:

                                    ADMINISTRATION FEE          ADMINISTRATION FEE            ADMINISTRATION FEE
                                    FOR THE FISCAL YEAR         FOR THE FISCAL YEAR           FOR THE FISCAL YEAR
         FUND                      ENDED AUGUST 31, 2001      ENDED AUGUST 31, 2002          ENDED AUGUST 31, 2003
         ----                      ---------------------      ---------------------          ---------------------
Behavioral Growth Fund                  $420,686                    $235,613                        $188,524
Behavioral Value Fund                    $70,771                     $86,447                         $71,788
REIT Fund                               $157,949                    $255,134                        $356,044
Small Cap Growth Fund(1)                 $49,184                    $110,797                        $172,219


----------

(1) The Small Cap Growth Fund commenced operations on October 2, 2000.


These amounts were subject to reduction and reimbursement under the expense deferral arrangements described above. Undiscovered Managers has entered into an agreement with PFPC Inc. to provide certain of the foregoing administrative services, at the expense of Undiscovered Managers.

DISTRIBUTOR


Since January 2, 2001, the Trust's shares have been sold on a continuous basis by the Trust's current distributor, PFPC Distributors, Inc. ("PFPC Distributors"), 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Distribution Agreement between the Trust and PFPC Distributors, PFPC Distributors is not obligated to sell any specific amount of shares of the Trust, but will use efforts deemed appropriate by it to solicit orders for the sale of the Trust's shares and to undertake such advertising and promotion as it believes reasonable in connection with such solicitation. From December 1, 1999 through January 1, 2001, Provident Distributors, Inc. ("Provident Distributors"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 was the distributor to the Trust.



During the fiscal year ended August 31, 2001, Provident Distributors received the following underwriting commissions relating to the following Funds:



                                   UNDERWRITING COMMISSIONS
                                   FOR THE FISCAL YEAR ENDED
         FUND                           AUGUST 31, 2001
         ----                      -------------------------
Behavioral Growth Fund                     $1,333
REIT Fund                                  $1,005






During the fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, PFPC Distributors received the following underwriting commissions relating to the following Funds:



                                                UNDERWRITING COMMISSIONS FOR THE FISCAL YEARS ENDED
         FUND                        AUGUST 31, 2001              AUGUST 31, 2002             AUGUST 31, 2003
         ----                        ---------------              ---------------             ---------------
Behavioral Growth Fund                   $1,732                         -0-                         -0-
REIT Fund                                  $190                         -0-                         -0-



All of the underwriting commissions were based on sales of Class C shares of the Trust, which are no longer being offered by the Trust. None of the underwriting commissions listed above were retained by Provident Distributors or PFPC Distributors.


SERVICE AND DISTRIBUTION PLAN

As described in the Prospectus, the Trust has adopted, under Rule 12b-1 under the 1940 Act, a Service and Distribution Plan relating to its Investor Class shares (the "Service and Distribution Plan"). The Service and Distribution Plan permits the Trust to pay to the then current principal underwriter of the Trust or to one or more other persons or entities (which may but need not be affiliated with the Trust or any of its investment advisers or other service providers), pursuant to agreements executed on behalf of the Trust by one or more officers of the Trust or by the then current principal underwriter of the Trust, fees for services rendered and expenses borne in connection with the provision of certain services. The Service and Distribution Plan provides that such fees may be paid as compensation for any or all of the following: (i) engaging in activities or bearing expenses primarily intended to result in the sale of Investor Class shares of the Trust,
(ii) providing services relating to the Investor Class shares of the Trust (which would be in addition to any general services provided to a Fund as a whole) and (iii) providing additional personal services to the Trust's Investor Class shareholders and/or for the maintenance of Investor Class shareholder accounts. On an annual basis, the aggregate amount of fees under the Service and Distribution Plan with respect to each Fund will not exceed 0.35% of the Fund's average daily net assets attributable to its Investor Class shares. The Service and Distribution Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the then current principal underwriter of the Trust in their periodic review of the Service and Distribution Plan, the fees are payable to compensate such underwriter for services rendered even if the amount paid exceeds such underwriter's expenses.

The Service and Distribution Plan may be terminated at any time as to any Fund by vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, or by a vote of a majority of the outstanding Investor Class voting securities of that Fund (as defined in the 1940 Act). Any change in the Service and Distribution Plan that would materially increase the cost to the Investor Class shares of a Fund to which the Service and Distribution Plan relates requires approval by the Investor Class shareholders of that Fund. The Trustees of the Trust review at least quarterly a written report of such costs and the purposes for which such costs have been incurred. All material amendments to the Service and Distribution Plan require a vote of the Trustees of the Trust, including a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it, cast in person at a meeting called for such purpose. For so long as the Service and Distribution Plan is in effect, the selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

The Service and Distribution Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved
(i) by the vote of a majority of the Trustees of the Trust who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Service and Distribution Plan or any agreements related to it and (ii) by the vote of a majority of the entire Board of Trustees of the Trust, in each case cast in person at a meeting called for the purpose of voting on the continuance of the Service and Distribution Plan.


For the Trust's fiscal year ended August 31, 2003, the following Funds paid PFPC Distributors the following amounts under the Service and Distribution Plan:



                                               AGGREGATE AMOUNT PAID DURING FISCAL
                  FUND                              YEAR ENDED AUGUST 31, 2003
                  ----                         -----------------------------------
         Behavioral Growth Fund                             $24,998
         Behavioral Value Fund                                  -0-*
         Small Cap Growth Fund                                  -0-*



*The Fund had not commenced investment operations of its Investor Class shares as of August 31, 2003.


The Trustees of the Trust believe that the Service and Distribution Plan will provide benefits to each Fund with Investor Class shares. The Trustees of the Trust believe that the Service and Distribution Plan is likely to result in greater sales and/or fewer redemptions of the Trust's Investor Class shares, and thus higher asset levels in the Funds with Investor Class shares, although it is impossible to know for certain the level of sales and redemptions of the Trust's Investor Class shares that would occur in the absence of the Service and

Distribution Plan or under alternative distribution arrangements. The Trustees of the Trust believe that higher asset levels could benefit the Funds with Investor Class shares by reducing Fund expense ratios and/or by affording greater investment flexibility to such Funds.

ADDITIONAL ARRANGEMENTS


CUSTODIAL ARRANGEMENTS. The Bank of New York, One Wall Street, New York, New York 10286, is the custodian for each Fund and any other series of the Trust. The custodian holds in safekeeping certificated securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. The custodian also maintains certain accounts and records of the Funds.



INDEPENDENT AUDITORS. The Trust's independent auditors are Deloitte & Touche LLP, 1700 Market Street, Philadelphia, Pennsylvania 19103. Deloitte & Touche LLP conducts annual audits of the Funds' financial statements and consults with the Funds as to matters of accounting and federal and state income taxation.



TRANSFER AND DIVIDEND PAYING AGENT. PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, is the transfer and dividend paying agent of the Funds and the Trust's other series.


CODE OF ETHICS

The Trust, Undiscovered Managers, the sub-advisers of the Funds and PFPC Distributors have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.


PROXY VOTING POLICIES AND PROCEDURES



The policies and procedures used by each Fund's sub-adviser to determine how to vote proxies relating to the portfolio securities of such Fund are summarized below.



FULLER & THALER. For those accounts where Fuller & Thaler is responsible for voting proxies, such as the Behavioral Growth Fund and the Behavioral Value Fund, Fuller & Thaler executes the procedures set forth below relating to the collection, reporting and voting of proxies.



Fuller & Thaler has contracted Institutional Shareholder Services ("ISS") to collect proxy information from custodians and to vote proxies according to Fuller & Thaler's instructions. ISS also provides proxy recommendations and corporate governance ratings to Fuller & Thaler. While Fuller & Thaler may consider such research in determining how to vote on a proxy issue, Fuller & Thaler votes each proxy on its own merits. Thus, Fuller & Thaler's proxy voting may or may not be in-line with the recommendations of ISS. Each portfolio manager at Fuller & Thaler is responsible for voting the proxies for securities held in the portfolio manager's strategy. Proxy statements received from ISS are provided to the respective portfolio manager for voting. The portfolio manager's vote is communicated to ISS electronically. Using the information provided by Fuller & Thaler, ISS votes the proxies for each individual account.



In the event of a conflict of interest between either the Behavioral Growth Fund or the Behavioral Value Fund and Fuller & Thaler, with respect to how a proxy should be voted for a portfolio security held by such Fund, Fuller & Thaler will vote the proxy in what it believes to be in the best interest of such Fund.



Mazama takes an active role in voting proxies on behalf of all accounts for which Mazama has been hired as investment manager, unless proxy voting responsibility has been retained by the client. Generally, routine proxies will be voted with management as indicated on the proxy. A negative vote may be registered on proxies containing overly restrictive anti-takeover provisions.

Mazama generally votes in favor of the following routine issues: (a) election of directors, (b) appointment of auditors, (c) elimination of preemptive rights,
(d) increasing authorized shares issued, (e) limitations on directors' and officers' liability, (f) amendments to articles of incorporation or bylaws to coincide with changes in local or federal laws and regulations, (g) changes to the date, time, location of annual meetings and (h) stock prints. However, Mazama strongly favors having only independent board members in all sub committees (compensation, nominating, audit, etc.) and may vote against certain board members if they are affiliated with the company and also members of subcommittees.



Mazama votes the following non-routine issues as indicated: (i) Mazama favors allowing shareholders to vote on the granting of "golden parachutes;" (ii) Mazama favors allowing shareholders to vote on preferred stock issues, which typically contain special performance promises to specific shareholders; (iii) Mazama is in favor of confidential voting; (iv) Mazama is in favor of eliminating classified boards; (v) Mazama is generally opposed to the erection of barriers to future merger/take-over proposals (e.g. "poison pills") where such devices can be seen as self-protective of management rather than to benefit shareholders' interests; (vi) Mazama believes in allowing shareholders cumulative voting rights, which enhances their ability to select directors who perform well over others; (vii) Mazama is in favor of reasonable and carefully administered incentive compensation plans, including stock options and other stock purchase rights to be awarded to key employees when dilution is considered not significant and share price is at fair market value, and Mazama will vote against incentive plans with "change in control" provisions that protect or benefit management or board members over the interests of shareholders; (viii) Mazama is generally opposed to social issue proposals which would not generate an economic benefit for the company and may even create a cost, and for similar reasons, Mazama opposes proposals that call for constrictions on a company's business for social purposes; (ix) Mazama is in favor of savings, investment, stock purchase and ESOP plans for corporate employees; (x) Mazama generally favors proposals to reincorporate under the laws of a different state since a company usually finds an economic advantage in the result; (xi) the consolidation of several companies or subsidiaries, including reincorporations from different state jurisdictions, into one company or a holding company is generally done to simplify historical structures that have out-lived their usefulness and to reduce cost -- savings, elimination of duplication and more efficient operations to be realized are usually in the shareholders' interests, and therefore, such proposals will generally be approved by Mazama; (xii) Mazama favors director ownership of stock, whether through purchase of stock or the granting of options, and where options are not granted by a company to its directors, Mazama generally favors purchase of shares by directors; (xiii) Mazama generally does not favor proposals to prohibit re-election of outside directors after a fixed number years of service or upon retirement from their primary employment; (xiv) Mazama thinks it is important that shareholders formally consider and vote on incentive and savings plans, which represent disbursement of shareholders' assets; (xv) Mazama generally opposes proposals to prohibit business dealings with communist countries; (xvi) Mazama generally opposes requiring management to disclose corporate political contributions; and
(xvii) Mazama is generally in favor of eliminating or not granting retirement benefits to non-employee directors, but in some circumstances, limitations on benefits, such as a year-of-service limitation, will make such benefits acceptable.



Mazama seeks to identify and resolve all material proxy-related conflicts of interest between the firm and its clients in the best interests of its clients. In the event a material conflict of interest is identified, Mazama will cast votes consistent with the Proxy Policies listed above. If the matter is not clearly addressed in Mazama's Proxy Policy, Mazama will rely in Institutional Shareholder Services to provide guidance in the matter.



BAY ISLE. Bay Isle has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the REIT Fund's custodian to ensure that all proxy materials received by the custodian relating to the REIT Fund's portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received from issuers and to promptly provide such materials to Bay Isle upon request.



As a general rule, Bay Isle votes proxies with management, unless there are compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. However, Bay Isle recognizes that certain proposals in the area of corporate governance, anti-takeover measures, capitalization changes, and compensation programs may not be "investor friendly" and therefore provide reasons for voting against management.



Bay Isle votes proxies in the best interest of if its clients.



Bay Isle has a Proxy Voting Committee, chaired by the Chief Investment Officer
(CIO). The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting by Bay Isle.



In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004. Subsequent to such filing, such information will be available (1) without charge, upon request, by calling 1-888-242-3514 or on Undiscovered Managers Funds website at undiscoveredmanagers.com and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Transactions on stock exchanges and other agency transactions for the account of the Funds involve the payment by the Funds of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission, markup or markdown. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In addition to selecting portfolio investments for the Fund(s) it manages, each sub-adviser selects brokers or dealers to execute securities purchases and sales for the Fund's account. Each sub-adviser selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each sub-adviser uses its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and evaluates the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

A sub-adviser's receipt of research services from brokers may sometimes be a factor in its selection of a broker that it believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is in many cases not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the sub-adviser's expenses. Such services may be used by a sub-adviser in managing other client accounts and in some cases may not be used with respect to the Funds. Receipt of services or products other than research from brokers is not a factor in the selection of brokers. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, purchases of shares of a Fund by customers of broker-dealers may be considered as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

A sub-adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the sub-adviser an amount of commission for effecting a securities transaction for that Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. The sub-adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the sub-adviser's overall responsibilities to the Fund and its other clients. The sub-adviser's authority to cause a Fund to pay greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.

Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of each sub-adviser, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.


During the fiscal years ended August 31, 2001, August 31, 2002 and August 31, 2003, the Trust paid, on behalf of the following Funds, the aggregate amount of commissions set forth below:



                                                                   COMMISSIONS
                                                                   -----------
                                        FOR FISCAL YEAR          FOR FISCAL YEAR              FOR FISCAL YEAR
         FUND                       ENDED AUGUST 31, 2001     ENDED AUGUST 31, 2002       ENDED AUGUST 31, 2003
         ----                       ---------------------     ---------------------       ---------------------
Behavioral Growth Fund                     $527,458                  $319,063                     $307,604
Behavioral Value Fund                      $112,092                  $134,945                     $188,845
REIT Fund                                  $126,561                  $219,856                      262,946
Small Cap Growth Fund(1)                    $51,221                  $489,768                      251,703



----------
(1) The Small Cap Growth Fund commenced operations on October 2, 2000.



For each Fund that paid an aggregate dollar amount of commissions during the fiscal year ended August 31, 2003 that was materially different from the aggregate dollar amount of commissions paid by the Fund during the fiscal years ended August 31, 2001 and August 31, 2002, the principal reason for such difference was a change in the asset levels of the Fund.



During the fiscal year ended August 31, 2003, the sub-advisers to each of the following Funds directed brokerage transactions, in such aggregate amounts and for such aggregate commissions as are set forth below, for the purpose of obtaining research services:

                                       BROKERAGE                   RELATED
         FUND                         TRANSACTIONS               COMMISSIONS
         ----                         ------------               -----------
Behavioral Growth Fund                $144,016,064                  $218,721
Behavioral Value Fund                  $26,154,581                   $97,318
REIT Fund                              $76,405,216                  $162,148
Small Cap Growth Fund                   $6,625,635                   $28,751



During the fiscal year ended August 31, 2003, the Behavioral Value Fund purchased securities of Southwest Securities, a firm that is regularly used for the Fund's trading. As of August 31, 2003, the Fund no longer held securities of Southwest Securities. During the fiscal year ended August 31, 2003, the Small Cap Growth Fund purchased securities of Friedman Billings Ramsey, a firm that is regularly used for the Fund's trading. As of August 31, 2003, the Fund no longer held securities of Friedman Billings Ramsey.



PORTFOLIO TURNOVER. The portfolio turnover rate for the Behavioral Growth Fund increased from 94% for the fiscal year of the Fund ended August 31, 2002 to 129% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the increase was that more companies had earnings surprises (due to an improved economy) then was the case in the fiscal year of the Fund ended August 31, 2002. The portfolio turnover rate for the Behavioral Value Fund increased from 59% for the fiscal year of the Fund ended August 31, 2002 to 84% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the increase was that the sub-adviser of the Fund found more underpriced new opportunities that compared favorably relative to existing investments than was the case during the fiscal year of the Fund ended August 31, 2002. The portfolio turnover rate for the Small Cap Growth Fund decreased from 133% for the fiscal year of the Fund ended August 31, 2002 to 79% for the fiscal year of the Fund ended August 31, 2003. A significant reason for the decrease was that, due to macro-economic factors, the sub-adviser of the Fund tended to hold on to the Fund's portfolio securities longer during the Fund's fiscal year ended August 31, 2003 than it had in the fiscal year of the Fund ended August 31, 2002.


                            DESCRIPTION OF THE TRUST

As stated previously, the Trust was organized as a Massachusetts business trust by the Declaration of Trust dated September 29, 1997. The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares of each investment portfolio of the Trust (a "series"). The Trust currently has five series, four of which are the Funds. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. Shares are freely transferable, are not convertible and may be redeemed in accordance with the terms and provisions in the Prospectus. The Declaration of Trust permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various classes of shares with such preferences and other rights as the Trustees may designate. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust. Shareholders' investments in such an additional portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

Currently, the Funds offer the following classes of shares:


FUND                                         INSTITUTIONAL CLASS           INVESTOR CLASS
----                                         -------------------           --------------
Behavioral Growth Fund                               X                          X
Behavioral Value Fund                                X                          X
REIT Fund                                            X
Small Cap Growth Fund                                X                          X


In general, expenses of each Fund are borne by all the shares in such Fund, regardless of class, on a pro rata basis relative to the net assets of each class. Fees under a 12b-1 plan with respect to a Fund, if any, however, are allocated only to that Fund's Investor Class shares. Certain other expenses relating to a particular class (such as class-specific shareholder services fees) may be allocated solely to that class.

The assets received by any class of the Funds for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that class. The underlying assets of any class of the Funds are segregated and are charged with the expenses with respect to that class and with a share of the general expenses of the corresponding Fund. Any general expenses of a Fund that are not readily identifiable as belonging to a particular class of such Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the Securities and Exchange Commission, shareholders of all series and classes vote together, irrespective of series or class, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and sub-advisory agreements relating to that series.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of

Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Upon written request by 10 shareholders of record, who have been such for at least six months preceding the date of such request and who hold shares in the aggregate having a net asset value of at least one percent (1%) of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees relating to the Fund. The Declaration of Trust provides for indemnification out of assets of a Fund or assets attributable to the particular class of a Fund for all loss and expense of any shareholder held personally liable for the obligations of such Fund or such class. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person is found after final adjudication in an action, suit or proceeding not to have acted in good faith in the reasonable belief that such action was in the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

HOW TO BUY SHARES

Subject to minimum initial investment requirements and certain other conditions, an investor may make an initial purchase of shares of any class of shares of any Fund by submitting a completed application form and payment to:

         Undiscovered Managers Funds
         4400 Computer Drive
         P.O. Box 5181
         Westborough, MA 01581-5181

The procedures for purchasing shares of any class of any Fund are summarized in "Your Investment -- Buying Shares" in the Prospectus. The Prospectus also explains total offering price of the relevant class of shares and any applicable 12b-1 fee.

As described in the Prospectus, shares of any Fund may be purchased by exchanging securities on deposit with a custodian acceptable to Undiscovered Managers. Such a purchase is subject in each case to the determination by Undiscovered Managers that the securities to be exchanged are acceptable for purchase by the Fund. In all cases, Undiscovered Managers reserves the right to reject any securities that are proposed for exchange. Securities accepted by Undiscovered Managers in exchange for Fund shares will be valued in the same manner as the Fund's assets as of the time of the Fund's next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, a long- or short-term capital gain or loss for federal income tax purposes would be realized by an investor that is subject to federal income taxation upon the exchange of securities by the investor, depending upon the investor's basis in the securities tendered and how long the investor held the securities tendered. See "Income Dividends, Capital Gain Distributions and Tax Status" below for a discussion of tax considerations relating to the sale or exchange of securities.

Undiscovered Managers will not approve the acceptance of securities in exchange for shares of any Fund unless (1) Undiscovered Managers and the applicable sub-adviser in their discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund can be resold by the Fund without restriction under the Securities Act of 1933, as amended, or otherwise; and (3) the securities are eligible to be acquired under the Fund's investment policies and restrictions. No investor owning 5% or more of a Fund's shares may purchase additional shares of that Fund by an exchange of securities.

OFFERING PRICE

The public offering price of a class of shares of a Fund is the net asset value of such class. On each purchase of shares, the net asset value is invested in the applicable Fund. Shares are purchased at the public offering price next determined after PFPC Inc. or another agent or sub-agent of the Fund receives the investor's order in proper form. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form before the close of regular trading on the New York Stock Exchange (the "NYSE"), the investor will pay or receive that day's net asset value. If PFPC Inc. or another agent or sub-agent of the Fund receives an order in proper form after the close of regular trading on the NYSE, the investor will pay or receive the next day's net asset value.

SHAREHOLDER SERVICES

OPEN ACCOUNTS

A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by PFPC Inc. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year PFPC Inc. will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. Shareholders will be charged a fee for duplicate information. The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

A Systematic Withdrawal Plan, referred to in the Prospectus under "Your Investment -- General Shareholder Services," provides for monthly, quarterly, semiannual or annual withdrawal payments of $1,000 or more from the account of a shareholder provided that the account has a value of at least $25,000 at the time the plan is established.

Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a medallion signature guarantee will be required on the Plan application. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the NYSE on the record date for the dividend or distribution.

Since withdrawal payments represent proceeds from liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Trust makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Additional Purchase and Redemption Information -- Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

EXCHANGE PRIVILEGE


Shareholders may redeem their shares of any Fund and have the proceeds applied on the same day to purchase the same class of shares of any other Fund or any other series of the Trust. The value of shares exchanged must be at least $1,000, and all exchanges are subject to the minimum investment requirement of the Fund or other series of the Trust into which the exchange is being made. This option is summarized in the Prospectus under "Your Investment -- General Shareholder Services."



Exchanges may be effected by (1) making a telephone request by calling 1-800-667-1224, provided that a special authorization form is on file with PFPC Inc., or (2) sending a written exchange request to PFPC Inc. accompanied by an account application for the appropriate Fund or other Trust Series. The Trust reserves the right to modify this exchange privilege without prior notice.

An exchange constitutes a sale of the shares for federal income tax purposes on which the investor that is subject to federal income taxation may realize a long- or short-term capital gain or loss, depending upon the investor's basis in the shares tendered and how long the investor held the shares tendered. See "Income Dividends, Capital Gain Distributions and Tax Status" below for a discussion of tax considerations relating to the exchange of shares.

IRAS

Under "Your Investment -- General Shareholder Services," the Prospectus refers to IRAs established under a prototype plan made available by the Trust's distributor. These plans may be funded with shares of any Fund. All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from the Trust's distributor.

Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

REDEMPTIONS

The procedures for redemption of shares of any class of any Fund are summarized in the Prospectus under "Your Investment -- Selling Shares." Except as noted below, signatures on redemption requests must be guaranteed by a medallion signature guarantor. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a medallion signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to PFPC Inc., the Funds' transfer agent, at 1-800-667-1224. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by PFPC Inc. prior to the close of regular trading on the NYSE on a day when the NYSE is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by PFPC Inc. and a new request will be necessary.

In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from PFPC Inc. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to PFPC Inc. a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, PFPC Inc., the Trust's distributor, Undiscovered Managers and the sub-advisers are not responsible for the authenticity of withdrawal instructions received by telephone. In the event that reasonable procedures are not followed in the verification of withdrawal instructions, the foregoing parties may be liable for any losses due to unauthorized instructions.

The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by PFPC Inc. or an approved broker-dealer or its authorized designee in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared.

Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

A redemption constitutes a sale of the shares for federal income tax purposes on which the investor that is subject to federal income taxation may realize a long- or short-term capital gain or loss, depending upon the investor's basis in the shares redeemed and how long the investor held the shares redeemed. See "Income Dividends, Capital Gain Distributions and Tax Status" below for a discussion of tax considerations relating to the sale or redemption of shares.

                                 NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the NYSE, on each Business Day. A "Business Day" is any day the NYSE is open for regular business. Currently the NYSE is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Valuations of securities purchased by the Funds are supplied by independent pricing services used by PFPC Inc., as sub-administrator. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded or, in the case of National Association of Securities Dealers Automated Quotations ("NASDAQ") traded securities, the NASDAQ Official Closing Price. Equity securities for which there is no sale on that day and equity securities traded only in the over-the-counter market will be valued at their closing bid prices obtained from one or more dealers making markets for such securities or, if market quotations are not readily available, at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust.


Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the NYSE. If events materially affecting the value of any Fund's portfolio securities of non-U.S. issuers occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the Board of Trustees.

           INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

TAXATION OF THE FUNDS

As described in the Prospectus under "Dividends, Distributions and Taxes" it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute at least annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to PFPC Inc. In order for a change to be in effect for any dividend or distribution, it must be received by PFPC Inc. on or before the record date for such dividend or distribution.

As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for the special tax treatment accorded regulated investment companies and their shareholders. In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each quarter maintain at least 50% of the value of its total assets in cash, cash items (including receivables), government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

If it qualifies for treatment as a regulated investment company that is accorded special tax treatment for any taxable year, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. If the Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, the Fund will be subject to federal income taxes on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain, will also be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is an amount at least equal to the sum of 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

FUND DISTRIBUTIONS

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


Non tax-exempt shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains (that is, net gains from capital assets held for not more than one year), if any, will be taxable to shareholders as ordinary income. For the period between January 1, 2003 and December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund level. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) that are properly designated by a Fund as capital gain dividends will be taxable to shareholders as such, regardless of how long a shareholder has held shares in a Fund.


RETURN OF CAPITAL DISTRIBUTIONS

If a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's basis in his/her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his/her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his/her shares.

CAPITAL LOSS CARRYOVER

A Fund's capital losses in excess of capital gains in any year will be carried forward and available in the next several years to reduce capital gains otherwise distributable (and taxable) to shareholders. The amounts and expiration dates of any capital loss carryovers available to a Fund are shown in the notes to the financial statements incorporated by reference into this SAI.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES


In general, sales, redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. If shares have been held for one year or less, the gain or loss on the sale, redemption or exchange of such shares will be treated as short-term capital gain or loss. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- through December 31, 2008.


In general, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. Furthermore, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. In such case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

RECENT TAX SHELTER REPORTING REGULATIONS



Under recently enacted Treasury regulations, a shareholder otherwise obliged to file U.S. tax returns that realizes a loss on the disposition of a Fund's shares above a certain threshold ($2 million for individuals; $10 million for corporations), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are generally excepted from this reporting requirement, but under current guidance, shareholders of regulated investment companies are not. Future guidance may extend this exception to shareholders of most or all such funds.


BACK UP WITHHOLDING


The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the proceeds of share sales, redemptions, or exchanges and the taxable dividends and other distributions paid to any individual shareholder who provides an incorrect or no taxpayer identification number (TIN), or who has under-reported income in the past, or who fails to certify to the applicable Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010.


The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

Dividends and distributions also may be subject to state, local and foreign taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local and foreign taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty) and the possibility of qualifying for an exemption from the backup withholding tax.

                           CALCULATION OF TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN


Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate The ending redeemable value is also determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant fund. Quotations of total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate total return may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


The table below sets forth the average annual total return of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2003:


                               INSTITUTIONAL CLASS


                                      ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                      --------           ---------          ---------------        --------------
Behavioral Growth Fund                   51.93%             10.60%               8.29%               12/31/97
Behavioral Value Fund                    41.56%                --               17.05%               12/28/98
REIT Fund                                15.14%             13.76%               8.91%               01/01/98
Small Cap Growth Fund                    54.88%                --               (9.30)%              10/02/00


                                 INVESTOR CLASS


                                      ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                      --------           ---------          ---------------        --------------
Behavioral Growth Fund                  51.37%             10.29%                5.49%                 7/31/98
Behavioral Value Fund                      --                 --                   --                     *
Small Cap Growth Fund                      --                 --                   --                     *


----------
* As of the date of this Statement of Additional Information, the Fund has not commenced investment operations of its Investor Class shares.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(D) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distribution), n = the number of years, and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions but not after taxes on redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and (iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.

The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund. It is assumed that such a redemption has no tax consequences. Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


The table below sets forth the average annual total return (after taxes on distributions) of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2003:


                               INSTITUTIONAL CLASS


                                      ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                      --------           ---------          ---------------        --------------
Behavioral Growth Fund                  51.93%              10.36%               8.08%                12/31/97
Behavioral Value Fund                   39.42%                 --               16.18%                12/28/98
REIT Fund                               12.43%              12.02%               7.44%                01/01/98
Small Cap Growth Fund                   54.88%                 --               (9.34)%               10/02/00


                                 INVESTOR CLASS


                                      ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                      --------           ---------          ---------------        --------------
Behavioral Growth Fund                  51.37%             10.05%                5.25%                 7/31/98
Behavioral Value Fund                      --                 --                   --                     *
Small Cap Growth Fund                      --                 --                   --                     *


----------
* As of the date of this Statement of Additional Information, the Fund has not commenced investment operations of its Investor Class shares.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

Quotations of average annual total return (after taxes on distributions and redemptions) for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class for periods of one, five, and ten years (or for such shorter periods as shares of the Fund or class have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent] = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemption), n = the number of years, and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period, after taxes on fund distributions and redemption. Except as noted below, all after-tax total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment, (ii) any deferred sales load will be deducted at the times, in the amounts and under the terms disclosed in the Prospectus and
(iii) all dividends and distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period.

The calculations below reflect the taxable amount and tax character of each distribution by a Fund as specified by the Fund on each dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact a distribution would have on an individual taxpayer on the reinvestment date. For example, it is assumed that no taxes are due on the portion of any distribution that would not result in federal income tax on an individual. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. Calculations reflect taxes due using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax.

The calculations below include all recurring fees charged to all shareholder accounts. For any fees that vary with the size of the account, an account size equal to the Fund's mean (or median) account size is assumed. It is assumed that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares are reflected as appropriate.


The ending redeemable value is determined by assuming a complete redemption at the end of the relevant periods and the deduction at the end of such periods of all non-recurring charges that would be imposed by the relevant Fund.


Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified above). The basis of shares acquired through the hypothetical $1,000 initial investment and each subsequent purchase through reinvested distributions, as well as the amount and character of capital gain or loss upon redemption, are tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included, but is not net of any sales loads imposed upon reinvestment. The tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that apply to an individual taxpayer as permitted by applicable federal tax law. The tax character of a distribution is determined by the length of the measurement period in the case of the $1,000 initial investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date an in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as to determine the tax character of any resulting gains or losses. For the purposes of these calculations, it is assumed that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Quotations of after-tax total return may also be shown for other periods and without the deduction of front-end or contingent deferred sales charges. Aggregate after-tax total return for periods of more than one year may also be shown and is calculated in a similar manner, except that the results are not annualized. A Fund may also, with respect to certain periods of less than one year, provide total after-tax return information for that period that is unannualized. Any such information would be accompanied by standardized total after-tax return information. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.


The table below sets forth the average annual total return (after taxes on distributions and redemption) of the Institutional Class shares and Investor Class shares of each Fund for the time periods listed below, each ending on August 31, 2003:


                               INSTITUTIONAL CLASS


                                      ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                      --------           ---------          ---------------        --------------
Behavioral Growth Fund                  33.75%               9.20%               7.17%                12/31/97
Behavioral Value Fund                   27.78%                 --               14.43%                12/28/98
REIT Fund                                9.65%              10.83%               6.72%                01/01/98
Small Cap Growth Fund                   35.67%                 --               (7.81)%               10/02/00


                                 INVESTOR CLASS


                                      ONE YEAR           FIVE YEAR          SINCE INCEPTION        INCEPTION DATE
                                      --------           ---------          ---------------        --------------
Behavioral Growth Fund                  33.39%              8.93%                4.68%                 7/31/98
Behavioral Value Fund                      --                 --                   --                     *
Small Cap Growth Fund                      --                 --                   --                     *


----------

* As of the date of this Statement of Additional Information, the Fund has not commenced investment operations of its Investor Class shares.

                             PERFORMANCE COMPARISONS

TOTAL RETURN. Each Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time also include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. or Micropal, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for mutual funds in its general investment category as determined by CDA/Weisenberger's Management Results.

LIPPER ANALYTICAL SERVICES, INC. ("Lipper") distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. The rankings do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

MICROPAL, INC. ("Micropal") distributes mutual fund rankings weekly and monthly. The rankings are based upon performance calculated by Micropal, generally reflecting changes in net asset value that can be adjusted for the reinvestment of capital gains and dividends. If deemed appropriate by the user, performance can also reflect deductions for sales charges. Micropal rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year and 10-year performance. Micropal classifies mutual funds by investment objective and asset category.

MORNINGSTAR, INC. ("Morningstar") distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investors Service, Inc.

CDA/WIESENBERGER'S MANAGEMENT RESULTS ("Wiesenberger") publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Wiesenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Wiesenberger rankings do not reflect deduction of sales charges or fees.

As is discussed in greater detail below, performance information may also be used to compare the performance of the Funds to certain widely acknowledged standards or indices for stock market performance, such as those listed below.

CONSUMER PRICE INDEX. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

DOW JONES INDUSTRIAL AVERAGE. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

MORGAN STANLEY REIT INDEX. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 129 REITs which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

NAREIT EQUITY INDEX. The NAREIT Equity Index consists of all tax-qualified equity REITs listed on the NYSE, American Stock Exchange and NASDAQ National Market System.




RUSSELL 1000 INDEX. The Russell 1000 Index is comprised of the 1000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 INDEX. The Russell 2000 Index is comprised of the 2000 smallest of the 3000 largest U.S.-domiciled companies, ranked by market capitalization.

RUSSELL 2000 VALUE INDEX. The Russell 2000 Value Index is comprised of those companies within the 2000 smallest of the 3000 largest U.S.-domiciled companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 GROWTH INDEX. The Russell 2500 Growth Index is comprised of those companies within the 2500 smallest of the 3000 largest U.S.-domiciled companies with higher price-to-book ratios and higher forecasted growth values.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (the "S&P 500"). The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

Performance information about the Funds will be provided in the Funds' annual reports to shareholders, which will be available upon request and without charge. In addition, from time to time, articles about the Funds regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, the performance of the Funds may be compared in some or all of these publications to the performance of various indices and investments for which reliable performance data is available and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Such publications may also publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' promotional literature. References to articles regarding personnel of the sub-advisers who have portfolio management responsibility may also be used in the Funds' promotional literature. For additional information about the Funds' advertising and promotional literature, see Appendix B.

                              FINANCIAL STATEMENTS


The Trust's audited financial statements and accompanying notes for the fiscal year ended August 31, 2003, included in the Trust's Annual Report to Shareholders and the report of Deloitte & Touche LLP, independent auditors, appearing in such Annual Report, are hereby incorporated by reference in this SAI and are so incorporated by reference in reliance upon the authority of Deloitte & Touche LLP as experts in accounting and auditing. A copy of the Trust's Annual Report to Shareholders is available without charge upon request from Undiscovered Managers, LLC, Plaza of the Americas, 700 North Pearl Street, Suite 1625, Dallas, Texas 75201 or by calling toll free 1-888-242-3514.

                                   APPENDIX A

                 PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION


ABC and affiliates                             Financial Planning on Wall Street
Adam Smith's Money World                       Financial Research Corp.
America On Line                                Financial Services Week
Anchorage Daily News                           Financial World
Atlanta Journal-Constitution                   Fitch Insights
Arizona Republic                               Forbes
Austin American Statesman                      Fort Lauderdale Sun Sentinel
Baltimore Sun                                  Fort Worth Star-Telegram
Bank Investment Marketing                      Fortune
Barron's                                       Fox Network and affiliates
Bergen County Record (NJ)                      Fund Action
Bloomberg Business News                        Fund Decoder
Bloomberg Wealth Manager                       Global Finance
Bond Buyer                                     (The) Guarantor
Boston Business Journal                        Hartford Courant
Boston Globe                                   Houston Chronicle
Boston Herald                                  INC
Broker World                                   Indianapolis Star
Business Radio Network                         Individual Investor
Business Week                                  Institutional Investor
CBS and affiliates                             International Herald Tribune
CDA Investment Technologies                    Internet
CFO                                            Investment Advisor
Changing Times                                 Investment Company Institute
Chicago Sun Times                              Investment Dealers Digest
Chicago Tribune                                Investment Profiles
Christian Science Monitor                      Investment Vision
Christian Science Monitor News Service         Investor's Business Daily
Cincinnati Enquirer                            IRA Reporter
Cincinnati Post                                Journal of Commerce
CNBC                                           Kansas City Star
CNN                                            KCMO (Kansas City)
Columbus Dispatch                              KOA-AM (Denver)
CompuServe                                     LA Times
Dallas Business Journal                        Leckey, Andrew (syndicated column)
Dallas Morning News                            Lear's
Denver Post                                    Life Association News
Des Moines Register                            Lifetime Channel
Detroit Free Press                             Miami Herald
Donoghues Money Fund Report                    Milwaukee Sentinel
Dorman, Dan (syndicated column)                Money Magazine
Dow Jones News Service                         Money Maker
Economist                                      Money Management Letter
FACS of the Week                               Morningstar
Fee Adviser                                    Mutual Fund Market News
Financial News Network                         Mutual Funds Magazine
Financial Planning                             National Public Radio

National Underwriter                           Wall Street Letter
NBC and affiliates                             Wall Street Week
New England Business                           Washington Post
New England Cable News                         WBZ
New Orleans Times-Picayune                     WBZ-TV
New York Daily News                            WCVB-TV
New York Times                                 WEEI
Newark Star Ledger                             WHDH
Newsday                                        Worcester Telegram
Newsweek                                       World Wide Web
Nightly Business Report                        Worth Magazine
Orange County Register                         WRKO
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury News
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal

                                   APPENDIX B

                     ADVERTISING AND PROMOTIONAL LITERATURE

Undiscovered Managers Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

o Undiscovered Managers Funds' participation in wrap fee and no transaction fee programs

o Characteristics of the various sub-advisers, including the locations of offices, investment practices and clients

o Specific and general investment philosophies, strategies, processes and techniques

o Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

o        Industry conferences at which the various sub-advisers participate

o Current capitalization, levels of profitability and other financial information

o Identification of portfolio managers, researchers, economists, principals and other staff members and employees

o The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

o Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

o        Current and historical statistics relating to:
         --  total dollar amount of assets managed
         -- Undiscovered Managers Funds' assets managed in total and by series -- the growth of assets
         --  asset types managed


References may be included in Undiscovered Managers Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Undiscovered Managers Funds' series. The information may include, but is not limited to:


o Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Undiscovered Managers Funds may or may not have a relationship.


o Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Undiscovered Managers Funds' series as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.

                           Undiscovered Managers Funds
                            Part C. Other Information

Item 23. Financial Statements and Exhibits

         a. Amended and Restated Agreement and Declaration of Trust of Undiscovered Managers Funds (the "Trust") -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         b. By-Laws of the Trust -- Incorporated by reference to Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A.

         c. See Articles III, V, VI and IX in the Trust's Declaration of Trust (Exhibit a hereto) and Article XI in the Trust's By-Laws (Exhibit b hereto).

         d.       (i)      Management Agreements.

                           (1) Management Agreement between the Trust and Undiscovered Managers, LLC ("Undiscovered Managers") relating to Undiscovered Managers Behavioral Growth Fund (the "Behavioral Growth Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                           (2) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Behavioral Value Fund (the "Behavioral Value Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                           (3) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers Special Small Cap Fund (the "Special Small Cap Fund")-- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                           (4) Management Agreement between the Trust and Undiscovered Managers relating to Undiscovered Managers REIT Fund (the "REIT Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.





                           (5) Management Agreement between the Trust and Undiscovered Managers relating to UM Small Cap Growth Fund (the "Small Cap Growth Fund") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.


                  (ii)     Sub-Advisory Agreements.

                           (1) Sub-Advisory Agreement relating to the Behavioral Growth Fund between Undiscovered Managers and Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                           (2) Sub-Advisory Agreement relating to the Behavioral Value Fund between Undiscovered Managers and Fuller & Thaler -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.

                           (3) Sub-Advisory Agreement relating to the Special Small Cap Fund between Undiscovered Managers and Kestrel Investment Management

                                    Corporation ("Kestrel Management") --
                                    Incorporated by reference to Post-Effective
                                    Amendment No. 10 to the Trust's Registration
                                    Statement on Form N-1A.


                           (4) Sub-Advisory Agreement relating to the REIT Fund between Undiscovered Managers and Bay Isle Financial LLC ("Bay Isle") -- Incorporated by reference to Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A.







                           (5) Sub-Advisory Agreement relating to the Small Cap Growth Fund between Undiscovered Managers and Mazama Capital Management, Inc. ("Mazama") -- Incorporated by reference to Post-Effective Amendment No. 10 to the Trust's Registration Statement on Form N-1A.



         e. Distribution Agreement between the Trust and PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

         f.       None.

         g. Form of Custodian Agreement between the Trust and The Bank of New York -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.


         h.       (i)      (1)      Amended and Restated Transfer Agency and
                                    Services Agreement between the Trust and PFPC Inc. is filed herewith.



                           (2) Amendment to Amended and Restated Transfer Agency and Services Agreement between the Trust and PFPC Inc. is filed herewith.


                  (ii) Form of Organizational Expense Reimbursement Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre- Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

                  (iii) Form of Amended and Restated Expense Deferral Agreement between the Trust and Undiscovered Managers relating to each of the Funds. -- Incorporated by reference to Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A.

                  (iv) Form of Administrative Services Agreement between the Trust and Undiscovered Managers -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.


                  (v) Amended and Restated Sub-Administration Agreement between Undiscovered Managers and PFPC Inc. is filed herewith.






         i.       (i)      Opinion and Consent of Counsel, dated December 17,
                           1997 relating to the Behavioral Growth Fund, the Special Small Cap Fund, the REIT Fund, Undiscovered
                           Managers Small Cap Value Fund, Undiscovered Managers
                           Mid Cap Value Fund, Undiscovered Managers Core Equity
                           Fund and Undiscovered Managers All Cap Value Fund --
                           Incorporated by reference to Pre-Effective Amendment
                           No. 2 to the Trust's Registration Statement on Form
                           N-1A.


                  (ii) Opinion and Consent of Counsel, dated December 18, 1998 relating to the Behavioral Value Fund, Undiscovered Managers Behavioral Long/Short Fund, UM International Equity Fund and UM International

                           Small Cap Equity Fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.


                  (iii) Opinion and Consent of Counsel dated October 2, 2000 relating to Undiscovered Managers Behavioral Large Cap Fund, UM Merger & Acquisition Fund and the Small Cap Growth Fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.


         j.       (i)      Consent of Independent Auditors is filed herewith.


                  (ii) Powers of Attorney for each of Roger B. Keating, Matthew J. Kiley and Robert P. Schmermund, designating Mark P. Hurley, Tricia Duncan and Yvonne Kanner are filed herewith.


         k.       Omitted Financial Statements -- None.

         l. Investment Representation Letter -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A.

         m. Service and Distribution Plan relating to Investor Class Shares --Incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A.

         n. Amended Rule 18f-3 Plan -- Incorporated by reference to Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A.

         o.       Reserved.

         p.       Codes of Ethics.

                  (i) Code of Ethics of the Trust, Undiscovered Managers, Bay Isle, Fuller & Thaler, and J.L. Kaplan Associates, LLC -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.


                  (ii) Code of Ethics of Kestrel Management -- Incorporated by reference to Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A.


                  (iii) Code of Ethics of Mazama -- Incorporated by reference to Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A.

                  (iv) Code of Ethics of PFPC Distributors, Inc. -- Incorporated by reference to Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A.

Item 24. Persons Controlled by or Under Common Control with the Trust

              As of the date of this Amendment to the Registration Statement, there are no persons controlled by or under common control with the Trust.


Item 25. (a)      Indemnification


                  Article VIII of the Trust's Agreement and Declaration of Trust (Exhibit a of Item 23 hereto) and Article 4 of the Trust's By-Laws (Exhibit b of Item 23 hereto) provides for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Trust's Trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or officer may be involved by reason of being or having been a Trustee or officer, except with respect to any matter as to which such Trustee or officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or officer's action was in the best interest of the Trust, and except that no Trustee or officer shall be indemnified against any liability to the Trust or its shareholders to which such Trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or officer's office.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


                  In case any shareholder or former shareholder of the Trust shall be held to be personally liable solely by reason of his or her being or having been a shareholder of the Trust or of a particular series or class and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the series (or attributable to the class) of which he or she is a shareholder or former shareholder to be held harmless from and indemnified against all loss and expense arising from such liability.



         (b)      Insurance



                  The Trust maintains a joint directors and officers and professional liability insurance policy with the Adviser pursuant to which the Trust's directors and officers and the directors and officers of the Adviser are indemnified in certain circumstances. The policy is provided by Chubb Group of Insurance Companies and insures each trustee and officer of the Trust against management liability and professional liability for decisions made in connection with the Trust, and each director and officer of the Adviser against management liability and professional liability for decisions made in connection with the Adviser. In addition, the policy also provides protection for the Trust and the Advisor entities against professional liability, in each case to the extent permitted by the 1940 Act, up to a maximum of $5,000,000.


Item 26. Business and Other Connections of Investment Adviser

         (a) Undiscovered Managers is the investment adviser to all series of the Trust, and its business is summarized in "The Funds -- The Funds' Management" in the Prospectus. Undiscovered Managers' management committee members and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

       Name and Office with                  Name and Address of                 Nature of
       Undiscovered Managers                 Other Affiliations                  Connection

       Mark P. Hurley                        None                                None
       Chairman, Chief
       Executive Officer and
       Management Committee
       Member

       Yvonne Kanner                         None                                None
       Senior Vice President and
       Management Committee Member

       R. James Ellis                        Mill River Corporation              President, Secretary
       Management Committee                  160 Bovet Road, Suite 402           and Director
       Member                                San Mateo, CA 94402


         (b) Fuller & Thaler is the sub-adviser to the Behavioral Growth Fund and the Behavioral Value Fund and its business is summarized in "The Funds" in the Prospectus. Fuller & Thaler's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):


       Name and Office with                              Name and Address of            Nature of
       Fuller & Thaler                                   Other Affiliations             Connection

       Russell J. Fuller (Director)                      None                           None
       President and Chief Investment  Officer

       Steve D. Bard (Director)                          *Fidelity Investments          *Senior Vice
       Senior Vice President and Chief Operating         350 California, Suite #500     President
       Officer                                           San Francisco, CA 94104

       Anne M. Fuller (Director)                         None                           None
       Treasurer

       John L. Kling (Director)                          None                           None
       Senior Vice President and Director of Research

       Frederick W. Stanske (Director)                   None                           None
       Senior Vice President

       Name and Office with                              Name and Address of            Nature of
       Fuller & Thaler                                   Other Affiliations             Connection

       Richard H. Thaler (Director)                      University of Chicago          Professor of
       Principal                                         Graduate School of Business    Behavioral Science
                                                         1101 East 58th Street          and Economics
                                                         Chicago, Illinois 60637

       Michael J. Gray                                   *Avera Global Partners         *Director of
       Vice President and Relationship Manager           Two Embarcadero Center,        Marketing and
                                                         Suite 2350                     Client Service
                                                         San Francisco, CA 94111

       Crystal C. Kwok                                   None                           None
       Vice President and Relationship Manager

       Joseph S. Leung                                   *AXA Rosenberg                 *Chief Investment
       Vice President and Head of International          4 Orinda Way, Bldg E           Officer
       Strategies                                        Orinda, CA  94563

       Brendan S. MacMillan                              None                           None
       Vice President and Portfolio Manager

       Mark T. Moon                                      None                           None
       Vice President and Portfolio Manager


       Fernando Villegas                                 None                           None
       Director of Trading


       Qiao Wen                                          None                           None
       Vice President and Analyst


         (c) Kestrel Management is the sub-adviser to the Special Small Cap Fund, and its business is summarized in "The Funds" in the Prospectus. Kestrel Management's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with Kestrel          Name and Address of Other           Nature of Connection
       Management                            Affiliations

       David J. Steirman                     None                                None
       Director and President

       Abbot J. Keller                       None                                None
       Director and Chief Investment
       Officer


         (d) Bay Isle is the sub-adviser to the REIT Fund, and its business is summarized in "The Funds" in the Prospectus. Bay Isle's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:

       Name and Office with Bay              Name and Address of                         Nature of
       Isle                                  Other Affiliations                          Connection

       William F.K. Schaff                   None                                        None
       President & Chief Investment
       Officer

       Gary Pollock                          None                                        None
       Executive Vice President and
       Treasurer






         (e) Mazama is the sub-adviser to the Small Cap Growth Fund, and its business is summarized in "The Funds" in the Prospectus. Mazama's directors and officers have been engaged during the past two fiscal years in the following businesses, professions, vocations or employments of a substantial nature:



       Name and Office with                      Name and Address of                    Nature of
       Mazama                                    Other Affiliations                     Connection

       Ronald A. Sauer                           None                                   None
       Chairman and President

       Brian P. Alfrey                           None                                   None
       Director, Executive Vice President and
       Chief Operating Officer

       Jill Ronne Collins                        None                                   None
       Senior Vice President

       Stephen C. Brink                          None                                   None
       Senior Vice President

       Helen M. Degener                          The Mathes Company                     Portfolio Manager
       Director and Strategic Advisor            375 Park Avenue
                                                 New York, NY  10152


Item 27.


         (a) PFPC Distributors, Inc. acts as distributor for the Trust. PFPC Distributors, Inc. also acts as principal underwriter for the following investment companies as of August 16, 2003:



                  AB Funds Trust
                  AFBA 5 Star Funds, Inc.
                  Atlantic Whitehall Funds Trust
                  Forward Funds, Inc
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds
                  Metropolitan West Funds
                  New Covenant Funds
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  Scudder Investments VIT Funds
                  Smith Graham Institutional Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds

                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Investment Trust



         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:



                  BlackRock Provident Institutional Funds
                  BlackRock Funds, Inc.



         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:



                  Northern Funds Trust
                  Northern Institutional Funds Trust




         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:



                  ABN AMRO Funds



         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFCP Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.


         (b)      (i) PFPC Distributors, Inc.


       Name and Principal Business      Position and Office with PFPC     Position and Office
       Address                          Distributors, Inc.                with the Trust

       Brian Burns                      Chairman, Chief Executive         None
                                        Officer, Director and President
       Michael Denofrio                 Director                          None
       Susan Keller                     Director                          None
       Rita G. Adler                    Chief Compliance Officer          None
       Christine A. Ritch               Chief Legal Officer               None
       Salvatore Faia                   Secretary and Clerk               None
       Christopher S. Conner            Assistant Secretary and           None
                                        Assistant Clerk
       Bradley A. Stearns               Assistant Secretary and           None
                                        Assistant Clerk
       John L. Wilson                   Assistant Secretary and           None
                                        Assistant Clerk
       John Coary                       Treasurer                         None
       Douglas D. Castagna              Controller and Assistant          None
                                        Treasurer
       Bruno DiStefano                  Vice President                    None
       Elizabeth T. Holtsbery           Vice President                    None
       Susan K. Moscaritolo             Vice President                    None
       Thomas Rodman                    Vice President                    None
       Brian Burns                      Chairman, Chief Executive         None
                                        Officer, Director and President
       Michael Denofrio                 Director                          None



* The principal business address of each individual is 760 Moore Road, King of Prussia, Pennsylvania 19406.


                  (ii) Provident Distributors, Inc., a former distributor of the Trust, has merged with and into PFPC Distributors, Inc., and therefore, no longer has any directors, officers or partners.

         (c)      None.

Item 28. Location of Accounts and Records

         Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Trust's Secretary, Patricia L. Duncan; the Trust's investment adviser, Undiscovered Managers; the Trust's custodian, The Bank of New York; and the Trust's transfer agent, PFPC Inc. The address of the Secretary and the investment adviser is Plaza of the Americas, 700 North Pearl Street, Dallas, Texas 75201; the address of the custodian is One Wall Street, New York, New York 10286; and the address of the transfer agent is 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29. Management Services

         There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings

         (a) The undersigned Trust hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

         (b) The Trust hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest Annual Report to shareholders upon request and without charge.

                                     NOTICE

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Undiscovered Managers Funds, certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas on the 6th day of November, 2003.


                                          UNDISCOVERED MANAGERS FUNDS

                                          By: /s/ Mark P. Hurley
                                          Mark P. Hurley
                                          Title: President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of Undiscovered Managers Funds has been signed below by the following persons in the capacities and on the date(s) indicated.



              Signatures                    Title                          Date

              /s/ Mark P. Hurley            President and Trustee          November 6, 2003
              Mark P. Hurley

              /s/ * Mark P. Hurley          Trustee                        November 6, 2003
              Roger B. Keating

              /s/ * Mark P. Hurley          Trustee                        November 6, 2003
              Matthew J. Kiley

              /s/ * Mark P. Hurley          Trustee                        November 6, 2003
              Robert P. Schmermund

              /s/ Patricia L. Duncan        Treasurer                      November 6, 2003
              Patricia L. Duncan


*Signed by Mark P. Hurley as Attorney-In-Fact

                           UNDISCOVERED MANAGERS FUNDS

                                Index to Exhibits



       Exhibit No.                             Description
       -----------                             -----------


       (h) (i)    (1)      Amended and Restated Transfer Agency and Services
                           Agreement between the Trust and PFPC Inc.

                  (2)      Amendment to Amended and Restated Transfer Agency and
                           Services Agreement between the Trust and PFPC Inc.

           (v)    Amended and Restated Sub-Administration Agreement between
                  Undiscovered Managers and PFPC Inc.

       (j) (i)    Consent of Independent Auditors

           (ii)   Powers of Attorney for each of Roger B. Keating, Matthew J.
                  Kiley and Robert P. Schmermund, designating Mark P. Hurley,
                  Tricia Duncan and Yvonne Kanner